UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

        Investment Company Act file number 811-04636
                                          --------------------------------------

                                 THE GALAXY FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Financial Center
                                BOSTON, MA 02111
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                            Glen P. Martin, President
                       c/o Columbia Management Group, Inc.
                              One Financial Center
                                BOSTON, MA 02111
--------------------------------------------------------------------------------
        Registrant's telephone number, including area code: 866-840-5469

                    Date of fiscal year end: OCTOBER 31, 2004
                                             ----------------

                    Date of reporting period: APRIL 30, 2004
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Semi-Annual Reports to Shareholders are filed herewith.

GALAXY MONEY MARKET PORTFOLIOS


SEMIANNUAL
REPORT
April 30, 2004

GALAXY PRIME RESERVES

GALAXY TAX-EXEMPT RESERVES

GALAXY GOVERNMENT RESERVES

[GRAPHIC OMITTED]
[LOGO]
GALAXY FUNDS



[GRAPHIC OMITTED]
[LOGO]
GALAXY FUNDS


----------------------
   PRESORTED
   STANDARD
   POSTAGE PAID
   PERMIT NO. 105
   NORTH READING, MA
----------------------


P.O. Box 6520
Providence, RI 02940-6520

SARRESERVE (06/01/04) 04/1330

--------------------------------------------------------------------------------
CONTENTS

      PORTFOLIOS OF INVESTMENTS

  3   Galaxy Prime Reserves

 10   Galaxy Tax-Exempt Reserves

 15   Galaxy Government Reserves

 16   STATEMENTS OF ASSETS AND LIABILITIES

 17   STATEMENTS OF OPERATIONS

 18   STATEMENTS OF CHANGES IN NET ASSETS

      FINANCIAL HIGHLIGHTS

 22   Galaxy Prime Reserves

 24   Galaxy Tax-Exempt Reserves

 26   Galaxy Government Reserves

 28   NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
GALAXY PRIME RESERVES

PORTFOLIO OF INVESTMENTS
APRIL 30, 2004 (UNAUDITED)

   PAR VALUE                                                   VALUE
  ----------                                                 ---------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 33.77%


              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 18.39%

$100,000,000  1.50%, 05/04/04 .......................     $  100,000,000
  50,000,000  1.10%, 05/28/04 (A) ...................         49,959,125
  50,000,000  1.25%, 08/27/04 .......................         49,996,967
  25,000,000  1.08%, 09/10/04 (A) ...................         24,901,917
  85,000,000  1.04%, 03/23/05 (C) ...................         84,984,737
  50,000,000  1.55%, 05/04/05 .......................         50,000,000
  50,000,000  1.60%, 05/13/05 .......................         50,000,000
  50,000,000  1.65%, 05/16/05 .......................         50,000,000
  40,000,000  1.75%, 05/23/05 .......................         40,000,000
  50,000,000  1.80%, 05/27/05 .......................         50,000,000
  50,000,000  1.81%, 05/27/05 .......................         50,000,000
  50,000,000  0.98%, 10/03/05 (C) ...................         49,953,526
  60,000,000  1.03%, 10/21/05 (C) ...................         59,942,125
                                                          --------------
                                                             709,738,397
                                                          --------------

              FEDERAL HOME LOAN MORTGAGE CORPORATION - 8.30%

 35,000,000   1.01%, 06/17/04 (A) ...................         34,954,534
 20,000,000   3.25%, 11/15/04 .......................         20,193,288
 70,000,000   1.09%, 09/09/05 MTN(C) ................         70,000,000
120,000,000   1.10%, 10/07/05 (C) ...................        120,000,000
 75,000,000   1.09%, 11/07/05 (C) ...................         75,000,000
                                                          --------------
                                                             320,147,822
                                                          --------------

              FEDERAL HOME LOAN BANK  - 6.04%

  16,000,000  1.40%, 04/04/05 .......................         16,000,000
  40,000,000  1.45%, 04/04/05 .......................         40,000,000
  55,000,000  1.35%, 04/15/05 .......................         55,000,000
  32,000,000  1.07%, 04/19/05 (C) ...................         31,990,758
  50,000,000  1.02%, 04/25/05 (C) ...................         49,980,213
  20,000,000  1.30%, 04/27/05 .......................         19,990,236
  20,000,000  1.35%, 04/29/05 .......................         20,000,000
                                                          --------------
                                                             232,961,207
                                                          --------------

                FEDERAL FARM CREDIT BANK  - 1.04%

  40,000,000    1.07%, 11/23/05 (C).................          40,000,000
                                                          --------------
                TOTAL U.S. GOVERNMENT AGENCY
                OBLIGATIONS..........................      1,302,847,426
                                                          --------------
                (Cost $1,302,847,426)


   PAR VALUE                                                   VALUE
  ----------                                                 ---------

CORPORATE NOTES AND BONDS - 24.33%


                FINANCE - 23.70%

 $ 1,605,000    2320 Properties LLC
                Series 1997
                1.12%, 11/01/22 (C)
                LOC: Fifth Third Bank................     $    1,605,000
   2,105,000    701 Green Valley Associciates
                LLC Series 1997
                1.17%, 12/01/17 (C)
                LOC: Wachovia Bank, N.A. ............          2,105,000
   1,930,000    Allen Temple African
                Methodist Episcopal Church
                1.12%, 07/01/22 (C)
                LOC: Fifth Third Bank................          1,930,000
  73,000,000    American Express Credit
                Corp. Senior Note, Series B,
                MTN Extendible 1.14%, 04/05/05 (C)...         73,000,000
  75,000,000    American Express Credit
                Corp. Senior Note, Series B,
                MTN Extendible 1.12%, 05/20/05
                (C)(E)...............................         75,000,000
  55,000,000    American Honda Finance
                Corp. MTN
                1.06%, 06/24/04 (C)(E)...............         55,000,000
  40,000,000    American Honda Finance
                Corp. Series 3, MTN
                1.08%, 02/11/05 (C)(E)...............         40,000,000
   5,750,000    Anomatic Corp.
                Series 2002
                1.12%, 07/01/10 (C)
                LOC: Fifth Third Bank................          5,750,000
   3,540,000    Barry-Wehmiller Group, Inc.
                1.12%, 05/01/18 (C)
                LOC: Fifth Third Bank................          3,540,000
  14,300,000    BF FT Myers, Inc./BF South,
                Inc. 1.12%, 11/01/17 (C)
                LOC: Fifth Third Bank................         14,300,000
   8,000,000    BRCH Corp.
                Series 1999
                1.13%, 12/01/28 (C)
                LOC: Wachovia Bank, N.A. ............          8,000,000
   2,150,000    Butler County Surgical
                Properties LLC Series 03-A
                1.12%, 03/01/23 (C)
                LOC: Fifth Third Bank................          2,150,000


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                        3

--------------------------------------------------------------------------------
GALAXY PRIME RESERVES

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2004 (UNAUDITED)

   PAR VALUE                                                   VALUE
  ----------                                                 ---------

                FINANCE - (CONTINUED)


 $ 3,000,000    Chatham Capital Corp.
                Series 2003
                1.07%, 11/01/28 (C)
                LOC: Fifth Third Bank................     $    3,000,000
   1,105,000    Cincinnati Hills Christian
                Academy, Inc. Series 2003
                1.12%, 04/01/23 (C)
                LOC: Fifth Third Bank................          1,105,000
   1,350,000    Crest Products, Inc.
                1.12%, 03/01/13 (C)
                LOC: Fifth Third Bank................          1,350,000
   2,800,000    Cumberland College
                Series 2003
                1.12%, 10/01/23 (C)
                LOC: Fifth Third Bank................          2,800,000
   1,740,000    DAPSCO, Inc.
                1.12%, 02/01/15 (C)
                LOC: Fifth Third Bank................          1,740,000
   1,870,000    Elder Land Development
                Series 2003
                1.12%, 09/01/23 (C)
                LOC: Fifth Third Bank................          1,870,000
   4,860,000    Elder Land Development
                Tampa Bay, Series 2003
                1.12%, 09/01/23 (C)
                LOC: Fifth Third Bank................          4,860,000
   1,510,000    Encore Commercial
                Development LLC
                1.12%, 06/01/23 (C)
                LOC: Fifth Third Bank................          1,510,000
   5,000,000    Eskaton Lodge Granite Bay LP
                1.10%, 06/01/33 (C)
                LOC: U.S. Bank, N.A..................          5,000,000
   1,500,000    Evangelical Community Church
                1.12%, 07/01/23 (C)
                LOC: Fifth Third Bank................          1,500,000
   2,760,000    Evendale Surgical Properties
                Series 2003
                1.12%, 10/01/23 (C)
                LOC: Fifth Third Bank................          2,760,000
   4,000,000    Exal Corp.
                1.12%, 03/01/09 (C)
                LOC: Fifth Third Bank................          4,000,000
   3,000,000    Fornell Associates LLC
                Series 2003
                1.12%, 07/01/23 (C)
                LOC: Fifth Third Bank................          3,000,000


   PAR VALUE                                                   VALUE
  ----------                                                 ---------

                FINANCE - (CONTINUED)


$  1,000,000    Fortune 5 LLC
                1.12%, 05/01/21 (C)
                LOC: Fifth Third Bank................     $    1,000,000
   1,265,000    Fortune 5 LLC
                1.12%, 09/01/22 (C)
                LOC: Fifth Third Bank................          1,265,000
   1,000,000    Four Flags Property, Inc.
                Series 2003
                1.12%, 10/01/28 (C)
                LOC: Fifth Third Bank................          1,000,000
   1,700,000    Garfield Investment Group
                LLC 1.12%, 07/01/28 (C)
                LOC: Fifth Third Bank................          1,700,000
 125,000,000    General Electric Capital
                Corp. MTN, Extendible
                1.18%, 05/17/05 (C)..................        125,047,622
   1,000,000    Gilead Friends Church
                1.12%, 10/01/17 (C)
                LOC: Fifth Third Bank................          1,000,000
   1,095,000    Gilligan Oil Co.
                Series 2002
                1.12%, 01/01/17 (C)
                LOC: Fifth Third Bank................          1,095,000
  75,000,000    Goldman Sachs Group LP,
                MTN, Extendible
                1.26%, 05/13/05 (C)(E)(F) ...........         75,092,108
   1,505,000    Great Lakes Marina & Storage
                LLC Series 1998
                1.12%, 09/01/23 (C)
                LOC: Fifth Third Bank................          1,505,000
   1,650,000    Green River Packing, Inc.
                Series 1997
                1.17%, 11/01/16 (C)
                LOC: Wachovia Bank, N.A. ............          1,650,000
   5,225,000    Harlan Development Co. LLC/
                Scott Pet Product, Inc.
                Series 2003
                1.12%, 12/01/23 (C)
                LOC: Fifth Third Bank................          5,225,000
  28,500,000    HBOS Treasury Services Plc
                MTN
                1.13%, 07/19/04 (C)(E)...............         28,504,359
  45,000,000    HBOS Treasury Services Plc
                MTN, Extendible
                1.08%, 05/01/05 (C)(E)...............         45,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                        4

--------------------------------------------------------------------------------
GALAXY PRIME RESERVES

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2004 (UNAUDITED)

   PAR VALUE                                                   VALUE
  ----------                                                 ---------

                FINANCE - (CONTINUED)

$  1,175,000    Home Builders Association
                of Greater Toledo, Inc.
                Series 2002
                1.12%, 09/01/27 (C)
                LOC: Fifth Third Bank................     $    1,175,000
   1,640,000    Ice Land USA, Ltd.
                1.12%, 08/01/22 (C)
                LOC: Fifth Third Bank................          1,640,000
   1,500,000    IHA Capital Development LLC
                Series 03-A
                1.12%, 07/01/28 (C)
                LOC: Fifth Third Bank................          1,500,000
   6,775,000    Iowa 80 Group, Inc.
                1.25%, 06/01/16 (C)
                LOC: Wells Fargo Bank, N.A...........          6,775,000
   1,000,000    Jul-Mark Investments LLC
                1.12%, 10/01/25 (C)
                LOC: Fifth Third Bank................          1,000,000
   2,775,000    Katz Capital Corp.
                Series 99-A
                1.07%, 11/15/29 (C)
                LOC: Fifth Third Bank................          2,775,000
   1,430,000    Kingston Healthcare Co.
                1.07%, 12/01/21 (C)
                LOC: Fifth Third Bank................          1,430,000
   3,000,000    Kingston Healthcare Co.
                Series 03-A
                1.07%, 08/21/25 (C)
                LOC: Fifth Third Bank................          3,000,000
   6,700,000    Kokomo Grain Co., Inc.
                1.15%, 11/01/10 (C)(E)
                LOC: General Electric
                Capital Corp.........................          6,700,000
   3,720,000    Laird Brothers LLC
                Series 2003
                1.12%, 02/01/28 (C)
                LOC: Fifth Third Bank................          3,720,000
   5,320,000    Manor Homes Holdings LLC/
                Stewart Lodge Holdings LLC
                Series 2000
                1.12%, 06/01/23 (C)
                LOC: Fifth Third Bank................          5,320,000
   1,375,000    Master Auto Service Group LLC
                Series 2003
                1.12%, 12/01/23 (C)
                LOC: Fifth Third Bank ...............          1,375,000


   PAR VALUE                                                   VALUE
  ----------                                                 ---------


                FINANCE - (CONTINUED)

$ 30,000,000    MBIA Global Funding LLC
                MTN
                1.06%, 02/07/05 (C)(E)...............     $   30,000,000
   7,255,000    Meyer Cookware Industries,
                Inc. Series 1999
                1.12%, 05/01/27 (C)
                LOC: BNP Paribas.....................          7,255,000
   1,815,000    Miami Christel Manor, Inc.
                Series 2003
                1.07%, 09/01/23 (C)
                LOC: Fifth Third Bank................          1,815,000
  85,000,000    Morgan Stanley
                Series EXL, Extendible
                1.11%, 05/27/05 (C)..................         85,000,000
   6,328,000    MRN LP
                1.15%, 12/01/33 (C)
                LOC: U.S. Bank, N.A..................          6,328,000
  20,000,000    National Rural Utilities
                5.25%, 07/15/04 .....................         20,162,755
   2,140,000    Neighborhood Properties
                Series 2003
                1.12%, 09/01/23 (C)
                LOC: Fifth Third Bank................          2,140,000
   3,000,000    New Lexington Clinic PSC
                Series 2003
                1.12%, 05/01/18 (C)
                LOC: Fifth Third Bank ...............          3,000,000
   3,500,000    Nosam LLC
                Series 2004
                1.10%, 04/01/24 (C)
                LOC: Wachovia Bank, N.A..............          3,500,000
   3,785,000    Persimmon Ridge Golf Course
                1.12%, 04/01/14 (C)
                LOC: Fifth Third Bank................          3,785,000
   2,250,000    Petitti Enterprises, Inc. &
                Pearl Road Garden Center
                1.12%, 08/01/23 (C)
                LOC: Fifth Third Bank................          2,250,000
   2,560,000    Pike Street Properties LLC
                Series 2000
                1.12%, 12/01/23 (C)
                LOC: Fifth Third Bank ...............          2,560,000
   4,900,000    Rio Bravo LLC
                Series 2003
                1.15%, 12/01/33 (C)
                LOC: Wells Fargo Bank, N.A. .........          4,900,000


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                        5

--------------------------------------------------------------------------------
GALAXY PRIME RESERVES

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2004 (UNAUDITED)

   PAR VALUE                                                   VALUE
  ----------                                                 ---------

                FINANCE - (CONTINUED)

 $ 1,875,000    RMD Corp.
                Series 2003
                1.12%, 06/01/13 (C)
                LOC: Fifth Third Bank................     $    1,875,000
  35,000,000    Royal Bank of Canada
                Extendible, MTN
                1.08%, 05/10/05 (C)..................         35,000,000
   4,000,000    Royce G Pulliam/M&A LLC
                Series 2003
                1.12%, 08/01/23 (C)
                LOC: Fifth Third Bank................          4,000,000
   5,900,000    S & S Firestone, Inc.
                Series 2003
                1.16%, 12/01/33 (C)
                LOC: Bank One, N.A...................          5,900,000
   1,275,000    Sanders CRS Exchange LLC
                1.25%, 10/01/23 (C)
                LOC: Wells Fargo Bank, N.A.                    1,275,000
   7,920,000    Service Oil, Inc.
                1.10%, 09/01/22 (C)
                LOC: U.S. Bank, N.A..................          7,920,000
   2,475,000    SJD Service Co., LLC
                1.12%, 10/01/23 (C)
                LOC: Fifth Third Bank................          2,475,000
   7,609,000    South Bend Mac LP
                Series 1997
                1.12%, 12/01/27 (C)
                LOC: LaSalle Bank, N.A...............          7,609,000
   2,000,000    South Elgin Leasing, Inc.
                1.15%, 07/01/33 (C)
                LOC: National City Bank..............          2,000,000
   1,200,000    State Crest, Ltd.
                1.12%, 06/12/23 (C)
                LOC: Fifth Third Bank................          1,200,000
   1,980,000    Tireless Corp.
                Series 1999
                1.12%, 04/01/19 (C)
                LOC: Fifth Third Bank................          1,980,000
  25,000,000    Wachovia Corp.
                6.95%, 11/01/04 .....................         25,676,053
   2,175,000    Zang Skidmore, Inc.
                Series 2003
                1.12%, 09/01/23 (C)
                LOC: Fifth Third Bank................          2,175,000
                                                          --------------
                                                             914,149,897
                                                          --------------

   PAR VALUE                                                   VALUE
  ----------                                                 ---------

                CONSUMER STAPLES - 0.63%

$ 22,295,000    Abbott Laboratories
                5.13%, 07/01/04 .....................      $  22,439,423
   1,909,000    Barnes & Thornberg
                1.12%, 07/01/08 (C)
                LOC: Fifth Third Bank................          1,909,000
                                                          --------------
                                                              24,348,423
                                                          --------------
                TOTAL CORPORATE NOTES
                AND BONDS............................        938,498,320
                                                          --------------
                (Cost $938,498,320)

COMMERCIAL PAPER - 19.48%

                FINANCE - 17.23%

 50,000,000     Amstel Funding Corp.
                1.05%, 05/17/04 (A)(B)...............         49,976,778
 50,000,000     CXC, LLC
                1.03%, 05/20/04 (A)(B)...............         49,972,819
 50,000,000     CXC, LLC
                1.03%, 06/24/04 (A)(B)...............         49,922,750
 50,000,000     Govco, Inc.
                1.04%, 05/19/04 (A)(B)...............         49,974,000
 40,000,000     Govco, Inc.
                1.04%, 06/03/04 (A)(B)...............         39,962,050
 40,000,000     Grampian Funding, Ltd.
                1.05%, 05/10/04 (A)(B)...............         39,989,500
 10,000,000     Greenwich Capital Holding, Inc
                1.04%, 05/11/04 (A)..................          9,997,111
 30,000,000     HBOS Treasury Services, Plc
                1.17%, 05/12/04 (A)..................         29,989,367
 90,216,000     Jupiter Securitization Corp.
                1.03%, 05/20/04 (A)(B)...............         90,166,958
 50,000,000     Lloyds Bank Plc
                1.18%, 10/13/04 (A)..................         49,731,875
 15,025,000     Old Line Funding Corp.
                1.03%, 05/17/04 (A)(B)...............         15,018,122
 27,281,000     Old Line Funding Corp.
                1.03%, 05/18/04 (A)(B)...............         27,267,731
100,000,000     Preferred Receivables Funding
                Corp. 1.03%, 05/24/04 (A)(B).........         99,934,194
 37,874,000     Preferred Receivables Funding
                Corp. 1.04%, 06/01/04 (A)(B).........         37,840,082
 25,000,000     Toronto Dominion Holdings
                (USA), Inc. 1.03%, 06/30/04 (A)               24,957,083
                                                           -------------
                                                             664,700,420
                                                           -------------



                       SEE NOTES TO FINANCIAL STATEMENTS.
                                        6

--------------------------------------------------------------------------------
GALAXY PRIME RESERVES

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2004 (UNAUDITED)

   PAR VALUE                                                   VALUE
  ----------                                                 ---------

                MUNICIPAL - 2.25%

$40,000,000     Texas Public Finance
                1.08%, 05/03/04 .....................     $   40,000,000
 12,000,000     Texas Public Finance
                1.08%, 06/01/04 .....................         12,000,000
 35,000,000     Texas Public Finance
                1.10%, 11/01/04 .....................         35,000,000
                                                           -------------
                                                              87,000,000
                                                           -------------
                TOTAL COMMERCIAL PAPER...............        751,700,420
                                                           -------------
                (Cost $751,700,420)

CERTIFICATES OF DEPOSIT - 16.53%

 20,000,000     Bank One, N.A.
                1.30%, 05/10/04 (C)..................         20,001,236
100,000,000     Barclays Bank Plc, Yankee
                1.03%, 03/24/05 (C)..................         99,990,917
 50,000,000     BNP Paribas, Yankee
                1.09%, 05/10/04 .....................         50,000,124
 50,000,000     BNP Paribas, Yankee
                1.02%, 04/18/05 (C)..................         49,982,995
140,000,000     Canadian Imperial Bank of
                Commerce, Extendible, Yankee
                1.15%, 04/15/05 (C)..................        140,000,000
 40,000,000     Citibank N.A.
                1.07%, 07/22/04 .....................         40,000,000
100,000,000     Credit Suisse First Boston
                N.Y., Yankee
                1.08%, 07/07/04 (C)..................        100,000,000
 50,000,000     Societe Generale, Yankee
                1.05%, 05/04/04 .....................         50,000,000
 88,000,000     Societe Generale, Yankee
                1.04%, 03/30/05 (C)..................         87,991,867
                                                           -------------
                TOTAL CERTIFICATES OF DEPOSIT                637,967,139
                                                           -------------
                (Cost $677,967,139)


MUNICIPAL SECURITIES - 3.32%

                GEORGIA - 0.53%

  1,000,000     Burke County
                Developement Authority, IDR
                FleetGuard, Inc. Project
                1.12%, 08/01/18 (D)
                LOC: Fifth Third Bank................          1,000,000


   PAR VALUE                                                   VALUE
  ----------                                                 ---------

$19,295,000     Fulton County Development
                Authority Educational Facilities
                Revenue Catholic Education
                North Georgia, Inc.
                1.08%, 04/01/28 (D)
                LOC: Wachovia Bank, N.A..............     $   19,295,000
                                                           -------------
                                                              20,295,000
                                                           -------------

                ILLINOIS - 0.06%

    970,000     Chicago Heights, IDR
                Morgan Marshall, Series B
                1.12%, 12/01/18 (D)
                LOC: Fifth Third Bank................            970,000
  1,350,000     Upper Illinois  River Valley
                Develpoment Authority, IDR
                Advance Flexible, Series B
                1.16%, 06/01/17 (D)
                LOC: Lasalle Bank, N.A...............          1,350,000
                                                           -------------
                                                               2,320,000
                                                           -------------

                INDIANA - 0.03%

  1,000,000     Indiana State Development
                Finance Authority, IDR
                Lawrence Utilities, Series B
                1.12%, 07/01/23 (D)
                LOC: Fifth Third Bank................          1,000,000
                                                           -------------

                KENTUCKY - 0.10%

  1,870,000     Henderson Regional IDA
                Sights Investment Property
                Series A
                1.12%, 07/01/23 (D)
                LOC: Fifth Third Bank................          1,870,000
  2,000,000     Pioneer Village
                Industrial Building Revenue
                Little Flock Project, Series B
                1.12%, 08/01/23 (D)
                LOC: Fifth Third Bank................          2,000,000
                                                           -------------
                                                               3,870,000
                                                           -------------



                       SEE NOTES TO FINANCIAL STATEMENTS.
                                        7

--------------------------------------------------------------------------------
GALAXY PRIME RESERVES

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2004 (UNAUDITED)

   PAR VALUE                                                   VALUE
  ----------                                                 ---------

                MARYLAND - 1.82%

$70,300,000     Baltimore Project Revenue
                Baltimore Package Facilities
                1.11%, 07/01/32 (D)
                Insured: FGIC
                SPA: Dexia Credit Local
                de France............................      $  70,300,000
                                                           -------------

                NEW HAMPSHIRE - 0.14%

  5,500,000     New Hampshire State
                Business Finance Authority,
                Series A
                1.15%, 11/01/20 (D)
                SPA: Bank of New York................          5,500,000
                                                           -------------

                NEW JERSEY - 0.26%

 10,000,000     New Jersey EDA
                State Pension Funding Revenue
                1.09%, 02/15/29 (D)
                Insured: FSA
                SPA: Dexia Credit Local
                de France............................         10,000,000
                                                           -------------

                NORTH CAROLINA - 0.07%

  2,625,000     Wake County Industrial
                Facilities, PCR
                Bob Barker Project
                Series A
                1.07%, 04/01/18 (D)
                LOC: Wachovia Bank, N.A..............          2,625,000
                                                           -------------

                OKLAHOMA - 0.05%

  2,100,000     Oklahoma Industrial Authority
                Economic Development
                Revenue Scott Oklahoma Plant
                LLC Project
                1.12%, 10/01/23 (D)
                LOC: Fifth Third Bank................          2,100,000
                                                           -------------


   PAR VALUE                                                   VALUE
  ----------                                                 ---------

                PENNSYLVANIA - 0.03%

 $1,015,000     Lycoming County, IDA
                Brodart Co., Series B
                1.17%, 09/01/08 (D)
                LOC: Wachovia Bank, N.A..............      $   1,015,000
                                                           -------------

                WISCONSIN - 0.23%

  9,000,000     Wisconsin Heart Hospital
                Revenue LLC
                1.10%, 11/01/23 (D)
                LOC: Bank One, N.A...................          9,000,000
                                                           -------------
                TOTAL MUNICIPAL SECURITIES                   128,025,000
                                                           -------------
                (Cost $128,025,000)

PROMISSORY NOTE -  1.04%

 40,000,000     Goldman Sachs
                1.18%, 07/13/04 (F)..................         40,000,000
                                                           -------------
                TOTAL PROMISSORY NOTE................         40,000,000
                                                           -------------

REPURCHASE AGREEMENTS - 4.07%

 50,000,000     Repurchase Agreement with:
                Citigroup
                1.11%, Due 05/03/2004
                dated 04/30/2004
                Repurchase Price $50,004,635
                (Collateralized by Corporate
                Bonds, zero coupon - 8.88%
                Due 09/23/2005 - 05/05/2039;
                Total Par $53,518,148
                Market Value $52,437,788)............         50,000,000
  7,115,000     Repurchase Agreement with:
                Credit Suisse First Boston Corp.
                1.04%, Due 05/03/2004
                dated 04/30/2004
                Repurchase Price $7,115,617
                (Collateralized by U.S. Agency
                Obligation, zero coupon
                Due 07/01/2033 - 09/01/2042;
                Total Par $8,143,218
                Market Value $7,328,541).............          7,115,000

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
GALAXY PRIME RESERVES

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2004 (UNAUDITED)

   PAR VALUE                                                   VALUE
   ---------                                                ----------

REPURCHASE AGREEMENTS - (CONTINUED)

$100,000,000    Repurchase Agreement with:
                JPMorgan Chase & Co.
                1.11%, Due 05/03/2004
                dated 04/30/2004
                Repurchase Price $100,009,271
                (Collateralized by Corporate
                Bonds 5.38% - 8.88%
                Due 07/30/2004 - 11/15/2028;
                Total Par $104,987,000
                Market Value $110,001,932)...........     $  100,000,000
                                                          --------------
                TOTAL REPURCHASE AGREEMENTS                  157,115,000
                                                          --------------
                (Cost $157,115,000)

    SHARES
  ----------

INVESTMENT COMPANIES - 0.02%

    750,082     Dreyfus Cash Management
                Fund.................................            750,082
                                                          --------------
                TOTAL INVESTMENT COMPANIES                       750,082
                                                          --------------
                (Cost $750,082)

TOTAL INVESTMENTS - 102.56%..........................      3,956,903,387
                                                          --------------
(Cost $3,956,903,387)*
NET OTHER ASSETS AND LIABILITIES - (2.56)%...........        (98,820,116)
                                                          --------------
NET ASSETS - 100.00%.................................     $3,858,083,271
                                                          ==============

*      Aggregate cost for federal tax purposes.
(A)    Discount yield at time of purchase.
(B) Securities exempt from registration under Section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Restricted securities are valued at amortized cost, which approximates fair market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. At April 30, 2004, these securities amounted to $550,024,984 or 14.26% of net assets.
(C) Interest rate is reset at various time intervals. The interest rate shown reflects the rate in effect at April 30, 2004.
(D) Variable rate demand notes are payable upon not more than one, seven or thirty business days' notice. Put bonds and notes have demand features that mature within one year. The interest rate shown reflects the rate in effect at April 30, 2004.
(E) Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. Restricted securities are valued at amortized cost, which approximates fair market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. At April 30, 2004, these securities amounted to $355,296,467 or 9.21% of net assets.
(F) Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the value at which the fund has valued the investment. Illiquid securities are valued at amortized cost, which approximates the fair market value, in accordance with 2a-7 under the Investment Company Act of 1940, as amended. At April 30, 2004, these securities amount to $115,092,108 or 2.98% of net assets.
EDA    Economic Development Authority
FGIC   Federal Guaranty Insurance Corp.
FSA    Financial Security Assurance Company
IDA    Industrial Development Authority
IDR    Industrial Development Revenue
LOC    Letter of Credit
MTN    Medium Term Note
PCR    Pollution Control Revenue
SPA    Stand-by Purchase Agreement


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
GALAXY TAX-EXEMPT RESERVES

PORTFOLIO OF INVESTMENTS
APRIL 30, 2004 (UNAUDITED)

   PAR VALUE                                                  VALUE
  ----------                                                ----------

MUNICIPAL SECURITIES - 99.12%

                ARIZONA - 3.45%

$ 1,225,000     Arizona HFA Revenue
                Community Behavioral
                Health Property
                1.12%, 08/01/25 (A)
                LOC: Wells Fargo Bank, N.A...........     $    1,225,000
  1,000,000     Maricopa County IDA
                Multi-Family Housing Revenue
                Sonora Vista II Apartments
                Series A, AMT
                1.22%, 12/01/39 (A)
                LOC: Wells Fargo Bank, N.A...........          1,000,000
  2,600,000     Phoenix IDA
                Multi-Family Housing Revenue
                Sunrise Vista Apartments
                Series A, AMT
                1.22%, 06/01/31 (A)
                LOC: Wells Fargo Bank, N.A...........          2,600,000
                                                           -------------
                                                               4,825,000
                                                           -------------

                COLORADO - 7.30%

  1,500,000     Colorado Educational & Cultural
                Facilities Authority Revenue
                Denver Art Museum Project
                1.12%, 01/01/33 (A)
                LOC: Wells Fargo Bank, N.A...........          1,500,000
  1,650,000     Colorado HFA
                Craig Hospital Project
                1.12%, 12/01/20 (A)
                LOC: Wells Fargo Bank, N.A...........          1,650,000
  2,200,000     Colorado Springs
                YMCA of Pikes Peak
                Regional Project
                1.12%, 11/01/22 (A)
                LOC: Wells Fargo Bank, N.A...........          2,200,000
  1,600,000     Crystal Valley Metropolitan
                District No. 1
                1.12%, 05/01/32 (A)
                LOC: Wells Fargo Bank, N.A...........          1,600,000


  PAR VALUE                                                   VALUE
  ----------                                                ----------

                COLORADO - (CONTINUED)

 $3,250,000     Lafayette Improvement District
                Special Assessment Revenue
                Special Improvement No. 02-01
                1.15%, 12/01/22 (A)
                LOC: U.S. Bank, N.A..................      $   3,250,000
                                                           -------------
                                                              10,200,000
                                                           -------------

                FLORIDA - 6.67%

  1,440,000     Florida Development Finance Corp.
                IDR, Charlotte Community Project
                Series A-3
                1.14%, 02/01/21 (A)
                LOC: SunTrust Bank, N.A..............          1,440,000
  2,000,000     Florida Development Finance Corp.
                IDR, Enterprise Board
                Central Florida
                Series A-1
                1.19%, 06/01/23 (A)
                LOC: SunTrust Bank, N.A..............          2,000,000
  1,885,000     Florida Housing Finance Agency
                Multifamily Mortgage
                Series E
                1.12%, 12/01/05 (A)
                LOC: Credit Suisse First
                Boston...............................          1,885,000
  1,500,000     Miami-Dade County
                Educational Facility Authority
                Revenue Series 2078
                1.13%, 10/01/11 (A)
                Insured: AMBAC
                SPA: Merrill Lynch Capital
                Services.............................          1,500,000
  2,500,000     Pinellas County IDA
                Family Resource, Inc. Project
                1.14%, 07/01/24 (A)
                LOC: SunTrust Bank, N.A..............          2,500,000
                                                           -------------
                                                               9,325,000
                                                           -------------

                GEORGIA - 6.21%

  2,400,000     Canton Housing Authority
                Multi-Family Housing Revenue
                Canton Mill Lofts Project, AMT
                1.16%, 12/01/34 (A)
                LOC: Wachovia Bank, N.A..............          2,400,000


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
GALAXY TAX-EXEMPT RESERVES

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2004 (UNAUDITED)

   PAR VALUE                                                  VALUE
  ----------                                                ----------

                GEORGIA - (CONTINUED)

 $2,500,000     Dooly County IDA
                Hamburg Enterprises Project, AMT
                1.18%, 12/01/17 (A)
                LOC: Fifth Third Bank................      $   2,500,000
  1,295,000     Screven County, IDA, IDR
                Sylvania Yarn
                Systems, Inc. Project, AMT
                1.16%, 10/01/10 (A)
                LOC: Wachovia Bank, N.A..............          1,295,000
  2,490,000     Troup County Public
                Facilities Authority
                Government Services Center
                Project
                2.00%, 06/01/04 .....................          2,492,089
                                                           -------------
                                                               8,687,089
                                                           -------------

                ILLINOIS - 8.54%

    815,000     Chicago
                De La Salle Institute Project
                1.22%, 04/01/27 (A)
                LOC: Fifth Third Bank................            815,000
  1,230,000     Chicago Tax Increment
                Allocation, Stockyards
                Series A
                1.22%, 12/01/11 (A)
                LOC: Northern Trust Co...............          1,230,000
  1,000,000     Cook County
                Capital Improvement
                Series B, GO
                1.13%, 11/01/31 (A)
                SPA: Landesbank Hessen-
                Thuringen GZ.........................          1,000,000
  1,000,000     Illinois Development Finance
                Authority, McCormick Theological
                Series A
                1.15%, 06/01/19 (A)
                LOC: Northern Trust Co...............          1,000,000
  2,600,000     Kankakee
                Unipar Foundation, Inc. Project
                1.16%, 12/01/33 (A)
                LOC: National City Bank..............          2,600,000
  3,300,000     Macon County
                Millikin University
                1.13%, 10/01/31 (A)
                LOC: National City Bank..............          3,300,000


  PAR VALUE                                                   VALUE
  ----------                                                ----------

                ILLINOIS - (CONTINUED)

 $1,000,000     Orland Hills
                Multi-Family Mortgage Revenue
                1.15%, 12/01/04 (A)
                LOC: LaSalle National Bank...........      $   1,000,000
  1,000,000     Palatine Special Facilities
                Limited Obligation, Little City
                Community Development Project
                1.15%, 12/01/28 (A)
                LOC: FHLB............................          1,000,000
                                                           -------------
                                                              11,945,000
                                                           -------------

                INDIANA - 3.71%

  2,900,000     Indiana Health Facilities
                Financing Authority Revenue
                Golden Years Homestead
                Series A
                1.12%, 06/01/25 (A)
                LOC: Wells Fargo Bank, N.A...........          2,900,000
  2,280,000     Indiana State Development
                Finance Authority
                Economic Development
                Rehabilitation Center Project
                1.22%, 07/01/17 (A)
                LOC: Wells Fargo Bank, N.A...........          2,280,000
                                                           -------------
                                                               5,180,000
                                                           -------------

                IOWA  - 8.42%

  1,400,000     Clinton, IDR
                Sethness Products Co.
                Project, AMT
                1.20%, 09/01/06 (A)
                LOC: Northern Trust Co...............          1,400,000
  1,725,000     Clinton, IDR
                Sethness Products Co.
                Project, AMT
                1.20%, 09/01/11 (A)
                LOC: Northern Trust Co...............          1,725,000
  1,270,000     Iowa Finance Authority
                Child Services Revenue
                Childserve Project
                Series B
                1.22%, 06/01/17 (A)
                LOC: Wells Fargo Bank, N.A...........          1,270,000


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
GALAXY TAX-EXEMPT RESERVES

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2004 (UNAUDITED)

   PAR VALUE                                                   VALUE
  ----------                                                 ---------

                IOWA - (CONTINUED)

$ 2,580,000     Iowa Finance Authority
                Private College Revenue
                Morningside College Project
                1.14%, 10/01/32 (A)
                LOC: U.S. Bank, N.A..................     $   2,580,000
  4,800,000     Iowa Finance Authority
                Small Business Development
                Revenue Multi-Family Housing
                Village Court Association,
                Series A 1.12%, 11/01/15 (A)
                CO: Dupont (E.I.) de Nemours.........         4,800,000
                                                          -------------
                                                             11,775,000
                                                          -------------

                KANSAS  - 0.72%

  1,000,000     Kansas State Development
                Finance Authority Revenue
                Deptartment of Commerce &
                Housing-Impact
                3.50%, 06/01/04
                Insured: MBIA........................         1,002,118
                                                          -------------

                KENTUCKY - 2.54%

  1,155,000     Kenton County
                Industrial Building Revenue
                Baptist Convalescent Center
                1.12%, 07/01/18 (A)
                LOC: Fifth Third Bank................         1,155,000
  2,400,000     Ohio County
                Pollution Control Revenue
                Big Rivers Electric Corp. Project
                1.09%, 06/01/13 (A)
                Insured: AMBAC
                SPA: Credit Suisse First Boston......         2,400,000
                                                          -------------
                                                              3,555,000
                                                          -------------

                LOUISIANA - 4.47%

  3,250,000     New Orleans
                Industrial Development Board, Inc.
                Multifamily Housing Revenue
                Lodging Rental I Project, AMT
                1.16%, 08/01/25 (A)
                LOC: Wachovia Bank, N.A..............         3,250,000


  PAR VALUE                                                   VALUE
  ----------                                                ---------

                LOUISIANA - (CONTINUED)

 $3,000,000     St. James Parish, PCR
                Texaco Project, Series A
                1.08%, 06/10/04
                CO: Chevron Corp.....................     $   3,000,000
                                                          -------------
                                                              6,250,000
                                                          -------------

                MARYLAND - 5.04%

  4,050,000     Anne Arundel County Economic
                West Capitol Series A
                1.24%, 12/01/15 (A)
                LOC: SunTrust Bank, N.A..............         4,050,000
  3,000,000     Maryland State
                Community Development
                Administration Department
                of Housing & Community
                Development, Residential
                Series E, AMT
                1.25%, 12/21/04 (A)..................         3,000,000
                                                          -------------
                                                              7,050,000
                                                          -------------

                MASSACHUSETTS - 5.96%

  3,903,392     North Brookfield, BAN, GO
                2.00%, 01/21/05 .....................         3,925,723
  4,404,000     Winchester, BAN, GO
                1.50%, 07/02/04 .....................         4,407,389
                                                          -------------
                                                              8,333,112
                                                          -------------

                MICHIGAN - 1.72%

  2,400,000     Michigan State Hospital
                Finance Authority Revenue
                Mid Michigan Obligation Group
                Series A
                5.50%, 06/01/04
                Insured: FSA.........................         2,409,010
                                                          -------------

                MINNESOTA - 4.51%

  2,800,000     Hennepin County Housing &
                Redevelopment Authority, Multi-
                Family Revenue Stone Arch
                Apartments Project, AMT
                1.14%, 04/15/35 (A)
                LOC: LaSalle Bank, N.A...............         2,800,000


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
GALAXY TAX-EXEMPT RESERVES

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2004 (UNAUDITED)

   PAR VALUE                                                  VALUE
  ----------                                                ----------

                MINNESOTA - (CONTINUED)

 $2,000,000     Minnesota State Higher
                Education Facilities
                William Mitchell Five School
                1.12%, 10/01/33 (A)
                LOC: U.S. Bank, N.A..................     $   2,000,000
  1,500,000     Minnneapolis & St Paul
                Metropolitan Airports Commission
                Series 908, AMT
                1.19%, 01/07/08 (A)
                Insured: FGIC
                SPA: Merrill Lynch Capital
                Services.............................         1,500,000
                                                          -------------
                                                              6,300,000
                                                          -------------

                MISSISSIPPI - 0.72%

  1,000,000     Jackson County, PCR
                Chevron USA, Inc. Project
                1.10%, 06/01/23 (A)
                CO: Chevron Corp.....................         1,000,000
                                                          -------------

                MISSOURI - 1.23%

  1,700,000     Missouri State, HEFA
                Revenue Anticipation Notes
                Missouri Valley College
                Series C
                2.25%, 04/22/05
                LOC: U.S. Bank, N.A..................         1,715,546
                                                          -------------

                MONTANA - 1.48%

  2,075,000     Forsyth, PCR, Pacificorp Project
                1.13%, 01/01/18 (A)
                LOC: JPMorgan Chase Bank.............         2,075,000
                                                          -------------

                NEBRASKA - 0.96%

  1,340,000     Lincoln, GO
                3.00%, 06/15/04 .....................         1,343,317
                                                          -------------

                NEW MEXICO - 1.19%

  1,660,000     Albuquerque Educational
                Facilities Revenue
                Menaul School Project
                1.22%, 06/01/18 (A)
                LOC: Wells Fargo Bank, N.A...........         1,660,000
                                                          -------------

  PAR VALUE                                                   VALUE
  ----------                                                ----------

                OKLAHOMA - 1.96%

 $2,740,000     Tulsa
                Series A, GO
                2.00%, 06/01/04 .....................     $   2,742,342
                                                          -------------

                OREGON  - 0.93%

  1,300,000     Oregon State Housing &
                Community Services
                Department Mortgage
                Revenue Single Family
                Mortgage Series D
                1.16%, 05/05/05 (A)..................         1,300,000
                                                          -------------

                SOUTH CAROLINA - 2.51%

  3,515,000     Richland County School,
                District No. 001 ABN AMRO
                Munitops Certificates Trust
                Serie 2003-29, GO
                1.18%, 03/01/11 (A)
                Insured: FSA
                SPA: ABN AMRO Bank N.V...............         3,515,000
                                                          -------------

                TENNESSEE - 2.83%

  2,500,000     Shelby County, TAN, GO
                2.00%, 06/30/04 .....................         2,503,725
  1,440,000     Wilson County
                Capital Outlay Notes
                Series A, GO
                5.00%, 06/15/04
                Insured: MBIA........................         1,447,072
                                                          -------------
                                                              3,950,797
                                                          -------------

                TEXAS  - 9.45%

  1,195,000     Bryan Waterworks & Sewerage
                Revenue 4.00%, 07/01/04
                Insured : FSA........................         1,200,994
  5,000,000     Hockley County, IDC, PCR
                Amoco Project
                1.05%, 11/01/19 (A)
                CO: Amoco Corp.......................         5,000,000
  6,000,000     Texas State, TRAN
                2.00%, 08/31/04 .....................         6,016,209


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
GALAXY TAX-EXEMPT RESERVES

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2004 (UNAUDITED)

   PAR VALUE                                                    VALUE
  ----------                                                 ----------

                TEXAS - (CONTINUED)

$ 1,000,000     Victoria HFDC
                Healthcare System Revenue
                Warm Springs Rehabilitation
                Foundation
                1.13%, 09/01/27 (A)
                LOC: JPMorgan Chase Bank.............     $   1,000,000
                                                          -------------
                                                             13,217,203
                                                          -------------

                WASHINGTON - 2.66%

  2,670,000     Port of Seattle
                Series B-2
                0.97%, 05/11/04
                LOC: Bayerische Landesbank GZ........         2,670,000
  1,050,000     Washington State Housing
                Finance Commission Multifamily
                Revenue Hamilton Place
                Senior Project
                Series A, AMT
                1.15%, 07/01/28
                LOC: U.S. Bank, N.A..................         1,050,000
                                                          -------------
                                                              3,720,000
                                                          -------------

                WISCONSIN - 3.94%

  2,000,000     Marathon City
                Redevelopment Authority, IDR
                Maratech/Calvin Frost Project,
                AMT 1.18%, 10/01/35 (A)
                LOC: Fifth Third Bank................         2,000,000
  1,000,000     Milwaukee Redevelopment
                Authority, Milwaukee School
                Engineering Project
                Series A
                1.15%, 07/01/23 (A)
                LOC: M & I Bank......................         1,000,000
  2,500,000     Wisconsin State
                Operating Notes
                2.25%, 06/15/04 .....................         2,503,354
                                                          -------------
                                                              5,503,354
                                                          -------------
                TOTAL MUNICIPAL SECURITIES...........       138,578,888
                                                          -------------
                (Cost $138,578,888)

      SHARES                                                  VALUE
   ---------                                                ---------
INVESTMENT COMPANIES - 0.57%

    794,688     BlackRock Provident Institutional
                MuniCash Portfolio...................     $     794,688
                                                          -------------
                TOTAL INVESTMENT COMPANIES..........            794,688
                                                          -------------
                (Cost $794,688)

TOTAL INVESTMENTS - 99.69%...........................       139,373,576
                                                          -------------
(Cost $139,373,576)*
NET OTHER ASSETS AND LIABILITIES - 0.31%.............           439,330
                                                          -------------
NET ASSETS - 100.00%.................................     $ 139,812,906
                                                          =============

--------------------------------------------------------------------------------
*      Aggregate cost for federal tax purposes.
(A) Variable rate demand notes are payable upon not more than one, seven or thirty business days' notice. Put bonds and notes have demand features that mature within one year. The interest rate shown reflects the rate in effect at April 30, 2004.
AMBAC  American Municipal Bond Assurance Corp.
AMT Alternative Minimum Tax. Private activity obligations the interest on which is subject to the federal AMT for individuals.
BAN    Bond Anticipation Note
CO     Corporate Obligation
FGIC   Federal Guaranty Insurance Corp.
FHLB   Federal Home Loan Bank
FNMA   Federal National Mortgage Association
FSA    Financial Security Assurance Company
GO     General Obligation
HEFA   Health and Educational Facilities Authority
HFA    Health Facilities Authority
HFDC   Health Facilities Development Corp.
IDA    Industrial Development Authority
IDC    Industrial Development Corp.
IDR    Industrial Development Revenue
LOC    Letter of Credit
MBIA   Municipal Bond Insurance Association
PCR    Pollution Control Revenue
SPA    Stand-by Purchase Agreement
TAN    Tax Anticipation Notes
TRAN   Tax & Revenue Anticipation Notes


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
GALAXY GOVERNMENT RESERVES

PORTFOLIO OF INVESTMENTS
APRIL 30, 2004 (UNAUDITED)

   PAR VALUE                                                   VALUE
  ----------                                                 ---------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 80.35%

                FEDERAL NATIONAL MORTGAGE ASSOCIATION  - 31.77%

$ 8,000,000     1.05%, 07/01/04 (A)..................     $   7,985,767
  5,000,000     1.29%, 08/06/04 (A)..................         4,982,890
 11,500,000     1.05%, 08/11/04 (A)..................        11,465,787
  5,000,000     1.04%, 02/18/05 (B)..................         4,998,984
  5,000,000     1.04%, 03/23/05 (B)..................         4,999,102
  3,000,000     1.55%, 05/04/05 .....................         3,000,000
  2,000,000     1.75%, 05/23/05 .....................         2,000,000
 10,000,000     0.98%, 08/29/05 (B)..................         9,993,660
  5,000,000     0.98%, 10/03/05 (B)..................         4,995,353
  5,000,000     1.03%, 10/21/05 (B)..................         4,995,177
                                                          -------------
                                                             59,416,720
                                                          -------------

                FEDERAL HOME LOAN MORTGAGE CORPORATION  - 29.34%

  8,545,000     1.19%, 06/21/04 (A)..................         8,530,716
  5,000,000     1.06%, 07/13/04 (A)..................         4,989,354
 10,000,000     3.00%, 07/15/04 .....................        10,036,494
  3,150,000     6.25%, 07/15/04 .....................         3,181,601
  2,609,000     1.29%, 07/19/04 (A)..................         2,601,729
 15,520,000     1.09%, 09/09/05 (B)..................        15,521,420
  5,000,000     1.10%, 10/07/05 (B)..................         5,000,000
  5,000,000     1.09%, 11/07/05 (B)..................         5,000,000
                                                          -------------
                                                             54,861,314
                                                          -------------

                FEDERAL HOME LOAN BANK  - 16.57%

  8,000,000     1.50%, 03/01/05 .....................         8,000,000
  6,000,000     1.05%, 04/07/05 (B)..................         6,000,000
  3,000,000     1.35%, 04/15/05 .....................         3,000,000
  2,000,000     1.07%, 04/19/05 (B)..................         1,999,422
  3,000,000     1.02%, 04/25/05 (B)..................         2,998,813
  1,000,000     1.30%, 04/27/05 .....................           999,512
  3,000,000     1.35%, 04/29/05 .....................         3,000,000
  5,000,000     1.03%, 07/15/05 (B)..................         4,997,879
                                                          -------------
                                                             30,995,626
                                                          -------------

                FEDERAL FARM CREDIT BANK  - 2.67%

  5,000,000     1.03%, 10/27/05 (B)..................         4,997,008
                                                          -------------
                TOTAL U.S. GOVERNMENT AGENCY
                OBLIGATIONS..........................       150,270,668
                                                          -------------
                (Cost $150,270,668)

   PAR VALUE                                                  VALUE
  ----------                                                ---------

REPURCHASE AGREEMENTS - 19.20%

$35,909,000     Repurchase Agreement with:
                Credit Suisse First Boston
                Corp. 1.04%, Due 05/03/2004
                dated 04/30/2004 Repurchase
                Price $35,912,112 (Collateralized
                by U.S. Agency Obligations,
                zero coupon Due 07/01/2033 -
                09/01/2042; Total par $41,098,356
                Market Value $36,986,728)                 $  35,909,000
                                                          -------------
                TOTAL REPURCHASE AGREEMENTS                  35,909,000
                                                          -------------
                (Cost $35,909,000)

    SHARES
  ----------

INVESTMENT COMPANIES - 0.41%

    763,647     Dreyfus Government Cash
                Management Fund......................           763,647
                                                          -------------
                TOTAL INVESTMENT COMPANIES...........           763,647
                                                          -------------
                (Cost $763,647)

TOTAL INVESTMENTS - 99.96%...........................       186,943,315
                                                          -------------
(Cost $186,943,315)*
NET OTHER ASSETS AND LIABILITIES - 0.04%.............            75,232
                                                          -------------
NET ASSETS - 100.00%.................................     $ 187,018,547
                                                          =============

--------------------------------------------------------------------------------
*      Aggregate cost for federal tax purposes.
(A)    Discount yield at time of purchase.
(B) Interest rate is reset at various time intervals. The interest rate shown reflects the rate in effect at April 30, 2004.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
GALAXY MONEY MARKET PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2004 (UNAUDITED)


                                                              GALAXY             GALAXY              GALAXY
                                                               PRIME           TAX-EXEMPT          GOVERNMENT
                                                             RESERVES           RESERVES            RESERVES
                                                         ----------------   ---------------      ---------------
ASSETS:
   Investments:
     Investments at amortized cost (Note 2)..........    $  3,799,788,387   $   139,373,576      $   151,034,315
     Repurchase agreements (Note 2)..................         157,115,000                --           35,909,000
                                                         ----------------   ---------------      ---------------
       Total investments at value....................       3,956,903,387       139,373,576          186,943,315
     Cash............................................                 495                --                  653
     Interest and dividend receivable................           5,012,662           565,618              259,506
     Deferred Trustees' fees.........................             170,578             7,006                8,745
                                                         ----------------   ---------------      ---------------
       Total Assets..................................       3,962,087,122       139,946,200          187,212,219
                                                         ----------------   ---------------      ---------------
LIABILITIES:
     Dividends payable...............................                  19                --                   --
     Payable for investments purchased...............         100,000,000                --                   --
     Payable to Columbia and affiliates (Note 4).....           3,168,657           119,203              157,352
     Trustees' fees and expenses payable (Note 4)....              10,647               477                  835
     Deferred Trustees' fees (Note 4)................             170,578             7,006                8,745
     Accrued expenses and other payables.............             653,950             6,608               26,740
                                                         ----------------   ---------------      ---------------
       Total Liabilities.............................         104,003,851           133,294              193,672
                                                         ----------------   ---------------      ---------------
NET ASSETS...........................................    $  3,858,083,271   $   139,812,906      $   187,018,547
                                                         ================   ===============      ===============

NET ASSETS CONSIST OF:
     Par value.......................................    $      3,858,038   $       139,812      $       187,020
     Paid-in capital in excess of par value..........       3,854,180,274       139,672,323          186,832,539
     Undistributed (overdistributed) net
     investment income...............................              18,098                75                 (909)
     Accumulated net realized gain (loss) on
     investments sold................................              26,861               696                 (103)
                                                         ----------------   ---------------      ---------------
   TOTAL NET ASSETS..................................    $  3,858,083,271   $   139,812,906      $   187,018,547
                                                         ================   ===============      ===============

NET ASSET VALUE:
   RESERVE SHARES:
     Net Assets......................................    $  3,858,073,264   $   139,802,901      $   187,008,541
     Shares of beneficial interest outstanding.......       3,858,028,305       139,802,130          187,009,553
   NET ASSET VALUE, offering and redemption
     price per share.................................    $           1.00   $          1.00      $          1.00
                                                         ================   ===============      ===============
   PREMIER SHARES:
     Net Assets......................................    $         10,007   $        10,005      $        10,006
     Shares of beneficial interest outstanding.......              10,007            10,005               10,006
   NET ASSET VALUE, offering and redemption
     price per share.................................    $           1.00   $          1.00      $          1.00
                                                         ================   ===============      ===============


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
GALAXY MONEY MARKET PORTFOLIOS

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)


                                                              GALAXY             GALAXY              GALAXY
                                                               PRIME           TAX-EXEMPT          GOVERNMENT
                                                             RESERVES           RESERVES            RESERVES
                                                         ----------------   ---------------      ---------------
INVESTMENT INCOME:
   Interest (Note 2) ................................    $     22,542,879   $       820,378      $     1,150,356
   Dividends (Note 2) ...............................               3,271             4,483                3,448
                                                         ----------------   ---------------      ---------------
     Total investment income ........................          22,546,150           824,861            1,153,804
                                                         ----------------   ---------------      ---------------

EXPENSES:
   Investment advisory fees (Note 4) ................           7,048,503           306,597              408,659
   Administration fees (Note 4) .....................           1,313,588            51,355               68,450
   Custody fees .....................................              19,405             6,885                8,831
   Pricing and bookkeeping fees (Note 4) ............              70,571            26,170               28,380
   Professional fees ................................              76,942            15,710               17,290
   Trustees' fees and expenses (Note 4) .............              40,330             2,364                3,579
   Reports to shareholders ..........................             320,068             3,487                8,281
   Transfer agent fees (Note 4)
     Reserve Shares .................................               2,493             2,493                2,493
     Premier Shares .................................                   3                 3                    3
   Distribution fees (Note 4)
     Reserve Shares .................................           7,644,156           270,440              357,673
     Premier Shares .................................                   8                 8                    8
   Shareholder services fees (Note 4)
     Reserve Shares .................................           4,901,444           191,623              255,407
     Premier Shares .................................                   4                 4                    4
   Miscellaneous ....................................              68,854            13,913               12,809
                                                         ----------------   ---------------      ---------------
     Total expenses before fees waived or reimbursed           21,506,369           891,052            1,171,867
                                                         ----------------   ---------------      ---------------
     Less: fees waived or reimbursed by
       Investment Advisor (Note 4) ..................          (1,563,604)          (71,166)             (92,054)
     Less fees waived or reimbursed by Investment Advisor
       or affiliates of the Investment Advisor (Note 4):
       Reserve Shares ...............................                  --           (39,787)                  --
       Premier Shares ...............................                  (6)               (6)                  (6)
                                                         ----------------   ---------------      ---------------
     Net expenses ...................................          19,942,759           780,093            1,079,807
                                                         ----------------   ---------------      ---------------
NET INVESTMENT INCOME ...............................           2,603,391            44,768               73,997
                                                         ----------------   ---------------      ---------------
NET REALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2) .............................              29,221             2,640                 (103)
                                                         ----------------   ---------------      ---------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ..................................    $      2,632,612   $        47,408      $        73,894
                                                         ================   ===============      ===============


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
GALAXY MONEY MARKET PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             GALAXY PRIME RESERVES
                                                            -------------------------------------------------------
                                                            SIX MONTHS ENDED
                                                             APRIL 30, 2004      PERIOD ENDED         YEAR ENDED
                                                               (UNAUDITED)     OCTOBER 31, 2003*    JULY 31, 2003
                                                             ---------------   ----------------    ---------------
NET ASSETS AT BEGINNING OF PERIOD ........................   $ 3,877,871,703    $ 3,879,789,228    $ 4,488,637,042
                                                             ---------------    ---------------    ---------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income .................................         2,603,391            914,737         19,264,095
   Net realized gain (loss) on investments sold ..........            29,221             (2,360)            22,021
                                                             ---------------    ---------------    ---------------
     Net increase in net assets resulting from operations          2,632,612            912,377         19,286,116
                                                             ---------------    ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
RESERVE SHARES:
   Net investment income .................................        (2,627,263)          (914,923)       (19,264,095)
                                                             ---------------    ---------------    ---------------
PREMIER SHARES:
   Net investment income .................................                (7)                --                 --
                                                             ---------------    ---------------    ---------------
     Total distributions to shareholders .................        (2,627,270)          (914,923)       (19,264,095)
                                                             ---------------    ---------------    ---------------
     NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS (1) .       (19,793,774)        (1,914,979)      (608,869,835)
                                                             ---------------    ---------------    ---------------
     Net increase (decrease) in net assets ...............       (19,788,432)        (1,917,525)      (608,847,814)
                                                             ---------------    ---------------    ---------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ...........   $ 3,858,083,271    $ 3,877,871,703    $ 3,879,789,228
                                                             ===============    ===============    ===============
(A) Undistributed (overdistributed) net investment income    $        18,098    $        41,977    $        42,163
                                                             ===============    ===============    ===============

                                                                         GALAXY TAX-EXEMPT RESERVES
                                                            -----------------------------------------------------
                                                            SIX MONTHS ENDED
                                                             APRIL 30, 2004     PERIOD ENDED        YEAR ENDED
                                                               (UNAUDITED)    OCTOBER 31, 2003*    JULY 31, 2003
                                                            ---------------   ----------------    ---------------
NET ASSETS AT BEGINNING OF PERIOD ........................  $   162,064,058   $    162,894,873    $   177,913,307
                                                            ---------------   ----------------    ---------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income .................................           44,768             21,003            487,838
   Net realized gain (loss) on investments sold ..........            2,640                 --             (1,944)
                                                            ---------------   ----------------    ---------------
     Net increase in net assets resulting from operations            47,408             21,003            485,894
                                                            ---------------   ----------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
RESERVE SHARES:
   Net investment income .................................          (44,762)           (20,929)          (487,838)
                                                            ---------------   ----------------    ---------------
PREMIER SHARES:
   Net investment income .................................               (5)                --                 --
                                                            ---------------   ----------------   ----------------
     Total distributions to shareholders .................          (44,767)           (20,929)          (487,838)
                                                            ---------------   ----------------   ----------------
     NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS (1) .      (22,253,793)          (830,889)       (15,016,490)
                                                            ---------------   ----------------   ----------------
     Net increase (decrease) in net assets ...............      (22,251,152)          (830,815)       (15,018,434)
                                                            ---------------   ----------------   ----------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ...........  $   139,812,906   $    162,064,058   $    162,894,873
                                                            ===============   ================   ================
(A) Undistributed (overdistributed) net investment income   $            75   $             74   $             --
                                                            ===============   ================   ================

                                                                         GALAXY GOVERNMENT RESERVES
                                                            ------------------------------------------------------
                                                            SIX MONTHS ENDED
                                                             APRIL 30, 2004       PERIOD ENDED        YEAR ENDED
                                                              (UNAUDITED)      OCTOBER 31, 2003*    JULY 31, 2003
                                                            ---------------    -----------------   ---------------
NET ASSETS AT BEGINNING OF PERIOD ........................  $   225,213,538    $     210,085,321   $   239,341,844
                                                            ---------------    -----------------   ---------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income .................................           73,997               39,770           969,392
   Net realized gain (loss) on investments sold ..........             (103)                --                 --
                                                            ---------------    -----------------   ---------------
     Net increase in net assets resulting from operations            73,894               39,770           969,392
                                                            ---------------    -----------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
RESERVE SHARES:
   Net investment income .................................          (74,889)             (39,781)         (969,392)
                                                            ---------------    -----------------   ---------------
PREMIER SHARES:
   Net investment income .................................               (6)                  --                --
                                                            ---------------    -----------------   ---------------
     Total distributions to shareholders .................          (74,895)             (39,781)         (969,392)
                                                            ---------------    -----------------   ---------------
     NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS (1) .      (38,193,990)          15,128,228       (29,256,523)
                                                            ---------------    -----------------   ---------------
     Net increase (decrease) in net assets ...............      (38,194,991)          15,128,217       (29,256,523)
                                                            ---------------    -----------------   ---------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ...........  $   187,018,547    $     225,213,538   $   210,085,321
                                                            ===============    =================   ===============
(A) Undistributed (overdistributed) net investment income   $          (909)   $             (11)  $            --
                                                            ===============    =================   ===============

--------------------------------
*        For the period August 1, 2003 through October 31, 2003.
(1)      For details on share transactions by series, see Statements of Changes in Net Assets - Capital Stock Activity on
         pages 20 and 21.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                      18-19

--------------------------------------------------------------------------------
GALAXY RESERVES MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
CAPITAL STOCK ACTIVITY




                                                                             GALAXY PRIME RESERVES
                                                            -------------------------------------------------------
                                                            SIX MONTHS ENDED
                                                             APRIL 30, 2004      PERIOD ENDED         YEAR ENDED
                                                               (UNAUDITED)*    OCTOBER 31, 2003**    JULY 31, 2003
                                                             ---------------   ------------------  ---------------
DOLLAR AMOUNTS
RESERVE SHARES:
   Sold ..................................................   $ 8,386,959,434   $  3,436,135,448    $ 12,299,009,403
   Issued to shareholders in reinvestment of dividends....         2,603,364            914,923          19,264,092
   Repurchased ...........................................    (8,409,366,579)    (3,438,965,350)    (12,927,143,330)
                                                             ---------------   ----------------    ----------------
     Net increase (decrease) in shares outstanding .......   $   (19,803,781)  $     (1,914,979)   $   (608,869,835)
                                                             ===============   ================    ================

PREMIER SHARES:
   Sold ..................................................   $        10,000   $            N/A    $            N/A
   Issued to shareholders in reinvestment of dividends....                 7                N/A                 N/A
   Repurchased ...........................................                --                N/A                 N/A
                                                             ---------------   ----------------    ----------------
     Net increase (decrease) in shares outstanding .......   $        10,007   $            N/A    $            N/A
                                                             ===============   ================    ================
SHARE ACTIVITY
RESERVE SHARES:
   Sold ..................................................     8,386,959,434      3,436,135,448      12,299,009,403
   Issued to shareholders in reinvestment of dividends....         2,603,364            914,923          19,264,092
   Repurchased ...........................................    (8,409,366,579)    (3,438,965,350)    (12,927,143,330)
                                                             ---------------   ----------------    ----------------
     Net increase (decrease) in shares outstanding .......       (19,803,781)        (1,914,979)       (608,869,835)
                                                             ===============   ================    ================
PREMIER SHARES:
   Sold ..................................................            10,000                N/A                 N/A
   Issued to shareholders in reinvestment of dividends....                 7                N/A                 N/A
   Repurchased ...........................................                --                N/A                 N/A
                                                             ---------------   ----------------    ----------------
     Net increase (decrease) in shares outstanding .......            10,007                N/A                 N/A
                                                             ===============   ================    ================



                                                                                   GALAXY TAX-EXEMPT RESERVES
                                                             -----------------------------------------------------   -
                                                               SIX MONTHS ENDED
                                                                APRIL 30, 2004     PERIOD ENDED        YEAR ENDED
                                                                  (UNAUDITED)*   OCTOBER 31, 2003**   JULY 31, 2003
                                                              ----------------  -------------------   ---------------
DOLLAR AMOUNTS
RESERVE SHARES:
   Sold ..................................................     $   240,725,729   $    111,347,789    $   433,523,128
   Issued to shareholders in reinvestment of dividends....              44,761             20,929            487,838
   Repurchased ...........................................        (263,034,288)      (112,199,607)      (449,027,456)
                                                               ---------------   ----------------    ---------------
     Net increase (decrease) in shares outstanding .......     $   (22,263,798)  $       (830,889)   $   (15,016,490)
                                                               ===============   ================    ===============

PREMIER SHARES:
   Sold ..................................................     $        10,000   $            N/A    $           N/A
   Issued to shareholders in reinvestment of dividends....                 N/A                N/A                  6
   Repurchased ...........................................                  --                N/A                N/A
                                                               ---------------   ----------------    ---------------
     Net increase (decrease) in shares outstanding .......     $        10,005   $            N/A    $           N/A
                                                               ===============   ================    ===============
SHARE ACTIVITY
RESERVE SHARES:
   Sold ..................................................         240,725,729        111,347,789        433,523,128
   Issued to shareholders in reinvestment of dividends....              44,761             20,929            487,838
   Repurchased ...........................................        (263,034,288)      (112,199,607)      (449,027,456)
                                                               ---------------   ----------------   ----------------
     Net increase (decrease) in shares outstanding .......         (22,263,798)          (830,889)       (15,016,490)
                                                               ===============   ================   ================
PREMIER SHARES:
   Sold ..................................................              10,000                N/A                N/A
   Issued to shareholders in reinvestment of dividends....                   5                N/A                N/A
   Repurchased ...........................................                  --                N/A                N/A
                                                               ---------------   ----------------   ----------------
     Net increase (decrease) in shares outstanding .......              10,005                N/A                N/A
                                                               ===============   ================   ================





                                                                             GALAXY GOVERNMENT RESERVES
                                                                ------------------------------------------------------
                                                                SIX MONTHS ENDED
                                                                 APRIL 30, 2004       PERIOD ENDED        YEAR ENDED
                                                                   (UNAUDITED)*     OCTOBER 31, 2003**    JULY 31, 2003
                                                                ---------------    -------------------   ---------------
DOLLAR AMOUNTS
RESERVE SHARES:
   Sold ..................................................      $   346,231,424    $     194,097,671   $   602,364,126
   Issued to shareholders in reinvestment of dividends....               73,991               39,780           969,389
   Repurchased ...........................................         (384,509,411)        (179,009,223)     (632,590,038)
                                                                ---------------    -----------------   ---------------
     Net increase (decrease) in shares outstanding .......      $   (38,203,996)   $      15,128,228   $   (29,256,523)
                                                                ===============    =================   ===============

PREMIER SHARES:
   Sold ..................................................      $        10,000    $             N/A   $           N/A
   Issued to shareholders in reinvestment of dividends....                  N/A                  N/A               N/A
   Repurchased ...........................................                   --                  N/A               N/A
                                                                ---------------    -----------------   ---------------
     Net increase (decrease) in shares outstanding .......      $        10,006    $             N/A   $           N/A
                                                                ===============    =================   ===============
SHARE ACTIVITY
RESERVE SHARES:
   Sold ..................................................          346,231,424          194,097,671       602,364,126
   Issued to shareholders in reinvestment of dividends....               73,991               39,780           969,389
   Repurchased ...........................................         (384,509,411)        (179,009,223)     (632,590,038)
                                                                ---------------    -----------------   ---------------
     Net increase (decrease) in shares outstanding .......          (38,203,996)          15,128,228       (29,256,523)
                                                                ===============    =================   ===============
PREMIER SHARES:
   Sold ..................................................               10,000                  N/A               N/A
   Issued to shareholders in reinvestment of dividends....                    6                  N/A               N/A
   Repurchased ...........................................                   --                  N/A               N/A
                                                                ---------------    -----------------   ---------------
     Net increase (decrease) in shares outstanding .......               10,006                  N/A               N/A
                                                                ===============    =================   ===============

------------------------------
* The Fund began offering Premier Shares on March 1, 2004.
** For the period August 1, 2003 through October 31, 2003.

                        SEE NOTES TO FINANCIAL STATEMENTS
                                      20-21

--------------------------------------------------------------------------------
GALAXY PRIME RESERVES

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                              RESERVE SHARES
                                        --------------------------------------------------------------------------------------------
                                         SIX MONTHS
                                            ENDED
                                          APRIL 30,     PERIOD ENDED                                                    PERIOD ENDED
                                            2004         OCTOBER 31,              YEARS ENDED JULY 31,                    JULY 31,
                                         (UNAUDITED)       2003(1)      2003         2002           2001        2000       1999(2)
                                        ------------    ------------   -------    ---------    ----------   ---------  ------------
Net Asset Value, Beginning of Period    $       1.00    $      1.00   $   1.00    $    1.00    $     1.00   $     1.00  $    1.00
                                        ------------    ------------   -------    ---------    ----------   ---------  -----------
Income from Investment Operations:
   Net investment income............              --(4)          --(4)      --(4)      0.01          0.05         0.05       0.04
                                        ------------    ------------   -------    ---------    ----------   ---------  -----------

Less Distributions:
   Distributions from net
     investment income..............             (--)(4)        (--)(4)    (--)(4)    (0.01)        (0.05)       (0.05)     (0.04)
                                        ------------    ------------   -------    ---------    ----------   ---------  -----------

Net increase (decrease) in
   net asset value..................              --             --         --           --            --           --         --
                                        ------------    ------------   -------    ---------    ----------   ---------  -----------
Net Asset Value, End of Period......    $       1.00    $      1.00   $   1.00    $    1.00    $     1.00   $     1.00  $    1.00
                                        ============    ============   =======    =========    ==========   ========== ===========


Total Return........................            0.07%**(5)     0.02%**    0.46%        1.42%         4.83%        5.09%      3.59%**

Ratios/Supplemental Data:
Net Assets, End of Period (000s)        $  3,858,073   $  3,877,872 $3,879,789    $4,488,637   $5,123,427   $4,330,068 $4,250,399
Ratios to average net assets:
   Net investment income
     including waivers..............            0.13%*          0.09%*    0.47%        1.44%         4.65%        4.98%      4.10%*
  Operating expenses including
     waivers........................            1.02%*          1.02%*    1.03%        1.03%         0.98%        0.92%      0.96%*
  Operating expenses excluding
     waivers........................            1.10%*          1.02%*    1.03%        1.03%         0.98%        0.92%      0.96%*

----------------------------------
*   Annualized
**  Not annualized
(1) For the period August 1, 2003 to October 31, 2003.
(2) The Fund commenced operations on September 22, 1998.
(3) The Fund began offering Premier Shares on March 1, 2004.
(4) Net investment income per share and distributions from net investment income were less than $0.005.
(5) Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                               PREMIER SHARES
                                               --------------
                                                   PERIOD
                                                    ENDED
                                                  APRIL 30,
                                                  2004(3)
                                                (UNAUDITED)
                                                -------------
Net Asset Value, Beginning of Period            $        1.00
                                                -------------
Income from Investment Operations:
   Net investment income............                       --(4)
                                                -------------

Less Distributions:
   Distributions from net
     investment income..............                      (--)(4)
                                                -------------

Net increase (decrease) in
   net asset value..................                       --
                                                -------------
Net Asset Value, End of Period......            $        1.00
                                                =============


Total Return........................                     0.07%**(5)

Ratios/Supplemental Data:
Net Assets, End of Period (000s)                $          10
Ratios to average net assets:
   Net investment income
     including waivers..............                     0.42%*
  Operating expenses including
     waivers........................                     0.73%*
  Operating expenses excluding
     waivers........................                     1.34%*

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                      22-23

--------------------------------------------------------------------------------
GALAXY TAX-EXEMPT RESERVES

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                              RESERVE SHARES
                                        --------------------------------------------------------------------------------------------
                                         SIX MONTHS
                                            ENDED
                                          APRIL 30,     PERIOD ENDED                                                    PERIOD ENDED
                                            2004         OCTOBER 31,              YEARS ENDED JULY 31,                    JULY 31,
                                         (UNAUDITED)       2003(1)      2003         2002           2001        2000       1999(2)
                                        ------------    ------------   -------    ---------    ----------   ---------  ------------
Net Asset Value, Beginning of Period    $       1.00    $       1.00   $  1.00    $    1.00    $     1.00   $    1.00  $     1.00
                                        ------------    ------------   -------    ---------    ----------   ---------  ------------
Income from Investment Operations:
   Net investment income .............            --(4)           --(4)     --(4)      0.01          0.03        0.03        0.02
                                        ------------    ------------   -------    ---------    ----------   ---------  -------------

Less Distributions:
  Distributions from net
     investment income ...............           (--)(4)         (--)(4)   (--)(4)    (0.01)        (0.03)      (0.03)      (0.02)
                                        ------------    ------------   -------    ---------    ----------   ----------  ------------

Net increase (decrease) in
   net asset value ...................            --              --        --           --            --          --          --
                                        ------------    ------------   -------    ---------    ----------   ----------  ------------
Net Asset Value, End of Period .......  $       1.00    $       1.00   $  1.00    $    1.00    $     1.00   $    1.00  $     1.00
                                        ============    ============   =======    =========    ==========   ==========  ============


Total Return .........................          0.03%**(5)      0.01%**(5)0.28%(5)     0.76%         2.72%       2.77%       1.82%**

Ratios/Supplemental Data:
Net Assets, End of Period (000s) .....  $    139,803    $    162,064  $162,895   $  177,913    $  223,983   $ 169,133  $  177,840
Ratios to average net assets:
   Net investment income including
     waivers .........................          0.06%*          0.05%*    0.28%        0.77%         2.67%       2.72%       2.09%*
   Operating expenses including
     waivers .........................          1.02%*          0.95%*    1.03%        1.05%         1.01%       0.96%       0.99%*
   Operating expenses excluding
     waivers .........................          1.16%*          1.08%*    1.04%        1.05%         1.01%       0.96%       0.99%*

----------------------------------------
*        Annualized
**       Not annualized
(1)      For the period August 1, 2003 to October 31, 2003.
(2)      The Fund commenced operations on September 22, 1998.
(3)      The Fund began offering Premier Shares on March 1, 2004.
(4) Net investment income per share and distributions from net investment income were less than $0.005.
(5) Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                           PREMIER SHARES
                                           --------------
                                                PERIOD
                                                ENDED
                                              APRIL 30,
                                               2004 (3)
                                              (UNAUDITED)
                                           --------------
Net Asset Value, Beginning of Period       $         1.00
                                           --------------
Income from Investment Operations:
   Net investment income .............                 --(4)
                                           --------------

Less Distributions:
  Distributions from net
     investment income ...............                (--)(4)
                                           --------------

Net increase (decrease) in
   net asset value ...................                 --
                                           --------------
Net Asset Value, End of Period .......     $         1.00
                                           ==============


Total Return .........................               0.05%**(5)

Ratios/Supplemental Data:
Net Assets, End of Period (000s) .....     $           10
Ratios to average net assets:
   Net investment income including
     waivers .........................               0.30%*
   Operating expenses including
     waivers .........................               0.77%*
   Operating expenses excluding
     waivers .........................               1.44%*



                       SEE NOTES TO FINANCIAL STATEMENTS.
                                      24-25

--------------------------------------------------------------------------------
GALAXY GOVERNMENT RESERVES

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                              RESERVE SHARES
                                        --------------------------------------------------------------------------------------------
                                         SIX MONTHS
                                            ENDED
                                          APRIL 30,     PERIOD ENDED                                                    PERIOD ENDED
                                            2004         OCTOBER 31,              YEARS ENDED JULY 31,                    JULY 31,
                                         (UNAUDITED)       2003(1)      2003         2002           2001        2000       1999(2)
                                        ------------    ------------   -------    ---------    ----------   ---------  ------------
Net Asset Value, Beginning of Period    $       1.00    $       1.00   $  1.00    $    1.00    $     1.00   $    1.00  $     1.00
                                        ------------    ------------   -------    ---------    ----------   ---------  ------------
Income from Investment Operations:
   Net investment income............              --(4)           --(4)     --(4)      0.01          0.05        0.05        0.03
                                        ------------    ------------   -------    ---------    ----------   ---------  ------------

Less Distributions:
  Distributions from net
     investment income..............             (--)(4)         (--)(4)   (--)(4)    (0.01)        (0.05)      (0.05)      (0.03)
                                        ------------    ------------   -------    ---------    ----------   ---------  ------------

Net increase (decrease) in
   net asset value..................              --              --        --           --            --          --          --
                                        ------------    ------------   -------    ---------    ----------   ---------  -------------
Net Asset Value, End of Period......    $       1.00    $       1.00   $  1.00    $    1.00    $     1.00   $    1.00  $     1.00
                                        ============    ============   =======    =========    ==========   =========  =============

Total Return........................            0.04%**(5)      0.02%**(5)0.41%        1.33%         4.78%       4.94%       3.49%**

Ratios/Supplemental Data:
Net Assets, End of Period (000s)....    $    187,009    $    225,214  $210,085   $  239,342    $  261,991   $ 165,278  $  156,853
Ratios to average net assets:
   Net investment income including
     waiver.........................            0.07%*          0.07%*    0.42%        1.36%         4.58%       4.84%       4.00%*
   Operating expenses including
     waivers........................            1.06%*          1.05%*    1.04%        1.05%         1.01%       0.95%       0.99%*
   Operating expenses excluding
     waivers........................            1.15%*          1.05%*    1.04%        1.05%         1.01%       0.95%       0.99%*

----------------------------------
*        Annualized
**       Not annualized
(1)      For the period August 1, 2003 to October 31, 2003.
(2)      The Fund commenced operations on September 22, 1998.
(3)      The Fund began offering Premier Shares on March 1, 2004.
(4) Net investment income per share and distributions from net investment income were less than $0.005.
(5) Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                          PREMIER SHARES
                                          --------------
                                                PERIOD
                                                 ENDED
                                               APRIL 30,
                                                2004(3)
                                             (UNAUDITED)
                                          --------------
Net Asset Value, Beginning of Period      $         1.00
                                          --------------
Income from Investment Operations:
   Net investment income............                  --(4)
                                          --------------

Less Distributions:
  Distributions from net
     investment income..............                  --(4)
                                          --------------

Net increase (decrease) in
   net asset value..................                  --
                                          --------------
Net Asset Value, End of Period......      $         1.00
                                          ==============

Total Return........................                0.06%**(5)

Ratios/Supplemental Data:
Net Assets, End of Period (000s)....      $           10
Ratios to average net assets:
   Net investment income including
     waiver.........................                0.36%*
   Operating expenses including
     waivers........................                0.77%*
   Operating expenses excluding
     waivers........................                1.43%*


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                      26-27

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.     ORGANIZATION

The Galaxy Fund (the "Trust") is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Information presented in these financial statements pertains to the following diversified portfolios (individually referred to as a "Fund", collectively referred to as the "Funds"):

         Galaxy Prime Reserves
         Galaxy Tax-Exempt Reserves
         Galaxy Government Reserves

INVESTMENT GOALS: The Galaxy Prime Reserves and Galaxy Government Reserves seek as high a level of current income as is consistent with liquidity and stability of principal. The Galaxy Tax-Exempt Reserves seeks as high a level of current interest income exempt from federal income tax as is consistent with stability of principal.

FUND SHARES: The Funds may issue an unlimited number of shares. Each Fund offers two series of shares: Reserves Shares and Premier Shares. Each series of shares is offered continuously at net asset value and has its own expense structure. Prior to February 28, 2004, each Fund offered only one series of shares, which have been redesignated Reserves Shares. The Galaxy Prime Reserves and Galaxy Tax-Exempt Reserves are also authorized to issue three additional series of shares, Institutional Shares, Select Shares, and Preferred Shares, which had not commenced operations as of April 30, 2004.

2.       SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

SECURITY VALUATION: Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in other investment companies are valued at net asset value.

SECURITY TRANSACTIONS: Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

REPURCHASE AGREEMENTS: Each Fund may engage in repurchase agreement transactions with institutions that the Funds' investment advisor has determined are creditworthy. Each Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon each Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights.

JOINT TRADING ACCOUNTS: Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other affiliated funds may transfer their uninvested cash balances into one or more joint trading accounts. The assets in the joint

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

trading accounts are invested in one or more repurchase agreements or other short-term investments. These repurchase agreements are subject to the same collateral requirements as discussed above.

INCOME RECOGNITION: Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Dividend income is recorded on the ex-date.

DETERMINATION OF SERIES NET ASSET VALUES: All income, expenses (other than series-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each series of a Fund on a daily basis for purposes of determining the net asset value of each series. Income and expenses are allocated to each series based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each series.

FEDERAL INCOME TAX STATUS: Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable or tax-exempt income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

3.     FEDERAL TAX INFORMATION

The tax character of distributions paid during the period August 1, 2003 through October 31, 2003 and the year ended July 31, 2003 were as follows:

                                    AUGUST 1, 2003 THROUGH
                                      OCTOBER 31, 2003
                                      ----------------
                                  TAX-EXEMPT     ORDINARY
FUND                                INCOME        INCOME
-----------------------------------------------------------
Galaxy Prime Reserves           $       --     $  914,923
Galaxy Tax-Exempt Reserves          20,929             --
Galaxy Government Reserves              --         39,781


                                       FISCAL YEAR ENDED
                                         JULY 31, 2003
                                         -------------
                                  TAX-EXEMPT    ORDINARY
FUND                                INCOME       INCOME
-----------------------------------------------------------

Galaxy Prime Reserves          $       --     $19,264,095
Galaxy Tax-Exempt Reserves        487,838              --
Galaxy Government Reserves             --         969,392

The following capital loss carryforwards, determined as of October 31, 2003, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

FUND                           AMOUNT       EXPIRATION
----                           ------       ----------
Galaxy Prime Reserves         $   2,360        2011
Galaxy Tax-Exempt Reserves        1,944        2011

4.     FEES AND COMPENSATION PAID TO AFFILIATES

Columbia Management Advisors, Inc. ("Columbia") is the investment advisor to the Funds. Prior to April 1, 2004, Columbia was an indirect, wholly owned subsidiary of FleetBoston Financial Corporation ("FleetBoston"). On April 1, 2004, FleetBoston, including the Funds' investment advisor and distributor, was acquired by Bank of America Corporation ("BOA"). The acquisition did not change the way the Funds are managed, the investment personnel assigned to manage the Funds or the fees paid by the Funds.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

INVESTMENT ADVISORY FEE

Columbia receives a monthly investment advisory fee based on average daily net assets from each of the Funds at the following annual rates:

               FEES ON AVERAGE         FEES ON AVERAGE
              DAILY NET ASSETS        DAILY NET ASSETS
             UP TO $750 MILLION    EXCEEDING $750 MILLION
             ------------------    ----------------------
Each Fund           0.40%                 0.35%

Effective February 28, 2004, Columbia has contractually agreed to waive a portion of its investment advisory fee for the Funds so that such fee would not exceed 0.20% annually of the average daily net assets of each Fund. Columbia has agreed to maintain this waiver until February 27, 2005. Columbia has also voluntarily agreed to waive an additional portion of its investment advisory fee for each Fund so that the investment advisory fee would not exceed 0.12%, 0.11% and 0.11% annually of the average daily net assets of the Galaxy Prime Reserves, Galaxy Tax-Exempt Reserves and Galaxy Government Reserves, respectively. Columbia, at its discretion, may revise or discontinue this additional fee waiver at any time.

For the six months ended April 30, 2004, the annualized effective investment advisory fee rates for Galaxy Prime Reserves, Galaxy Tax-Exempt Reserves and Galaxy Government Reserves were 0.28%, 0.31% and 0.31%, respectively.

ADMINISTRATION FEE

Columbia is responsible for providing administrative and other services to each Fund. Columbia has delegated those functions to PFPC Inc. ("PFPC"), a member of PNC Financial Services Group. Columbia pays a portion of the administration fees it receives to PFPC, as the sub-administrator to the Trust.

Under its agreement with the Funds, Columbia receives a fee based on the combined average daily net assets of the Funds and the other funds offered by the Trust at the following annual rates:

         AVERAGE DAILY NET ASSETS   FEE RATE
         ------------------------   --------
         First $30 billion            0.067%
         Over $30 billion             0.050%

PRICING AND BOOKKEEPING FEES

Columbia is responsible for providing pricing and bookkeeping services to each Fund under a pricing and bookkeeping agreement. Columbia has delegated those functions to PFPC and pays the total fees it receives to PFPC as the sub-pricing and bookkeeping agent to the Funds.

Under its pricing and bookkeeping agreement with the Funds, Columbia receives an annual fee based on the average daily net assets of each Fund as follows:

AVERAGE DAILY NET ASSETS                                FEE RATE
------------------------                                --------
  Under $50 million..............................        $25,000
  Over $50 million but less than $200 million....        $35,000
  Over $200 million but less than $500 million...        $50,000
  Over $500 million but less than $1 billion.....        $85,000
  Over $1 billion................................       $125,000

For multiple class funds, Columbia is entitled to receive an additional annual fee of $10,000 per fund. In addition, Columbia receives a fee for pricing services based on the number of securities held in each Fund.

For the six months ended April 30, 2004, the annualized effective pricing and bookkeeping fee rates for Galaxy Prime Reserves, Galaxy Tax-Exempt Reserves and Galaxy Government Reserves were 0.004%, 0.034% and 0.028%, respectively.

TRANSFER AGENT FEE

PFPC (the "Transfer Agent") provides shareholder services to the Funds. Reserves Shares and Premier Shares of each Fund bear series-specific transfer agent charges based upon the number of shareholder accounts for each series subject to a minimum fee of $5,000 annually per Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

DISTRIBUTION AND SERVICE FEES

Columbia Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the exclusive distributor of the Trust's shares.

The Trust has adopted a distribution and services plan (the "Plan") with respect to the Reserve Shares and Premier Shares of the Funds. Under the Plan, the Trust may pay (i) the Distributor or another person for distribution services provided and expenses assumed and (ii) broker-dealers or other financial institutions ("Service Organizations") for administrative support services provided to the holders of Reserve Shares and/or Premier Shares of the Funds. Payment by the Trust for distribution expenses may not exceed an annual rate of 0.75% of the average daily net assets attributable to the Reserve Shares or Premier Shares of each Fund. Payment by the Trust for shareholder administrative support services may not exceed an annual rate of 0.25% of the average daily net assets attributable to the Reserve Shares or Premier Shares of each Fund.

The Trust is currently limiting total payments under the Plan to aggregate annual rates not to exceed 0.80% and 0.70% of the average daily net assets attributable to the Reserve Shares and Premier Shares, respectively, of each Fund. In addition, the Distributor has voluntarily agreed to further limit total payments under the Plan for the Premier Shares of each Fund so that such payments will not exceed 0.50% annually of the average daily net assets attributable to the Premier Shares. The Distributor, at its discretion, may revise or discontinue this waiver any time.

Prior to February 28, 2004, the Trust limited total payments under the Plan to an aggregate fee not to exceed 0.56% of the average net assets of the Galaxy Prime Reserves and 0.51% of the average net assets of each of the Galaxy Tax-Exempt Reserves and Galaxy Government Reserves.

EXPENSE LIMITS AND FEE WAIVERS

Columbia and its affiliates have voluntarily agreed to waive fees and/or reimburse the Funds for certain expenses to the extent that total expenses (exclusive of distribution and service fees, interest, taxes and extraordinary expenses, if any) exceed certain expense limitations. Except for certain advisory fee waivers described above, the respective parties, at their discretion, may revise or discontinue these waivers and reimbursements at any time.

For the six months ended April 30, 2004, Columbia and its affiliates waived fees and/or reimbursed expenses with respect to the Funds as follows:

                                             EXPENSES
FUND                         FEES WAIVED    REIMBURSED
----                         -----------    -----------
Galaxy Prime Reserves         $1,563,607    $        3
Galaxy Tax-Exempt Reserves       110,956             3
Galaxy Government Reserves        92,057             3

FEES PAID TO OFFICERS AND TRUSTEES

The Trust pays no compensation to its officers. With the exception of two officers, all officers of the Trust are employees of Columbia or its affiliates. The Trustees of the Trust may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Funds' assets.

OTHER

Columbia provides certain services to the Funds related to Sarbanes-Oxley compliance. For the six months ended April 30, 2004, the Galaxy Prime Reserves, Galaxy Tax-Exempt Reserves and Galaxy Government Reserves paid $3,690, $771 and $832, respectively, to Columbia for such services. These amounts are included in Other Expenses in the Statement of Operations.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Expenses for the six months ended April 30, 2004 include legal fees of $65,215, $2,970 and $4,550 for the Galaxy Prime Reserves, Galaxy Tax-Exempt Reserves and Galaxy Government Reserves, respectively, paid to Drinker Biddle & Reath LLP. A partner of that firm serves as an officer of the Trust.

5.     DISCLOSURE OF SIGNIFICANT RISKS AND
       CONTINGENCIES

CONCENTRATION OF CREDIT RISK

Galaxy Tax-Exempt Reserves holds certain investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default, or that are supported by a letter of credit. Each of these insurers is rated AAA by Moody's Investor Services Inc. At April 30, 2004, investments supported by private issuers that represent greater than 5% of the total investments of the Fund are as follows: Wells Fargo Bank, N.A., 14.27%, U.S. Bank, N.A., 7.60%, Sun Trust Bank, N.A., 7.17% and FSA, 5.11%.

LEGAL PROCEEDINGS

Columbia, the Distributor, and certain of their affiliates (collectively, "the Columbia Group") have received information requests and subpoenas from various regulatory and law enforcement authorities in connection with their investigations of late trading and market timing in mutual funds. The Columbia Group has not uncovered any instances where Columbia or the Distributor were knowingly involved in late trading of mutual fund shares.

On February 24, 2004, the Securities and Exchange Commission ("SEC") filed a civil complaint in the United States District Court for the District of Massachusetts against Columbia and the Distributor, alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual fund shares. Also on February 24, 2004, the New York Attorney General ("NYAG") filed a civil complaint in New York Supreme Court, County of New York, against Columbia and the Distributor alleging that Columbia and the Distributor had violated certain New York anti-fraud statutes. If either Columbia or the Distributor is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor or distributor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could prevent Columbia, the Distributor or any company that is an affiliated person of Columbia and the Distributor from serving as an investment advisor or distributor for any registered investment company, including the Trust. The Trust has been informed by Columbia and the Distributor that, if these results occur, they will seek exemptive relief from the SEC to permit them to continue to serve as the Trust's investment advisor and distributor. There is no assurance that such exemptive relief will be granted. On March 15, 2004, Columbia and the Distributor entered into agreements in principle with the SEC Division of Enforcement and NYAG in settlement of the charges. Under the agreements, Columbia and the Distributor agreed, among other things, to the following conditions: payment of $70 million in disgorgement; payment of $70 million in civil penalties; an order requiring Columbia and the Distributor to cease and desist from violations of the antifraud provisions and other provisions of the federal securities laws; governance changes designed to maintain the independence of the mutual fund boards of trustees and ensure compliance with securities laws and their fiduciary duties; and retention of an independent consultant to review Columbia's and the Distributor's compliance policies and procedures. The agreement requires the final approval of the SEC. In a separate agreement with the NYAG, the Columbia Group has agreed to reduce mutual fund fees by $80 million over a five-year period.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of shares of the Funds, which could increase transaction costs or operating expenses, or have other adverse consequences for the Funds.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

In connection with the events described in detail above, various parties have filed suit against certain funds, their Boards and/or FleetBoston (and affiliated entities). These suits and certain regulatory investigations are ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

6.     COMPARABILITY OF FINANCIAL STATEMENTS

The fiscal year end of the Funds was changed from July 31 to October 31. Accordingly, the Fund's 2004 fiscal year will end on October 31, 2004.

                       This page intentionally left blank.

                       This page intentionally left blank.

IMPORTANT INFORMATION ABOUT THIS REPORT

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On March 4, 2004, Ernst & Young LLP ("E&Y") resigned as the Funds' independent registered public accounting firm. During the fiscal years ended July 31, 2002 and 2003 and during the period ended October 31, 2003, E&Y's audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, in connection with its audits for the fiscal years ended July 31, 2002 and 2003 and for the period ended October 31, 2003, and through March 4, 2004, there were no disagreements between the Funds and E&Y on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which if not resolved to the satisfaction of E&Y would have caused it to make reference to the disagreement in its report on the financial statements for such years. Effective March 4, 2004, PricewaterhouseCoopers LLP was appointed by the audit committee of the Board of Trustees as the independent registered public accounting firm of the Funds for the fiscal year ending October 31, 2004.

INFORMATION ABOUT TRANSFER AGENT AND DISTRIBUTOR

The transfer agent for The Galaxy Fund ("Galaxy") is:

         PFPC, Inc.
         P.O. Box 6520
         Providence RI 02940-6520

Galaxy mails one shareholder report to each shareholder address. If you would like more than one report, please call PFPC, Inc. toll-free at 1-866-840-5469 and additional reports will be sent to you.

Financial advisors who want additional information about the Galaxy Prime Reserves, Galaxy Government Reserves and Galaxy Tax-Exempt Reserves Funds should contact the distributor:

         Columbia Funds Distributor, Inc.
         One Financial Center
         Boston MA 02111
         800.426.3750.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge upon request by calling 1-866-840-5469, or (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

This report has been prepared for the shareholders of the following funds:
Galaxy Prime Reserves, Galaxy Government Reserves and Galaxy Tax-Exempt
Reserves.

Semiannual report:
Galaxy Reserves Money Market Funds

[GRAPHIC OMITTED]
ACORN, COLUMN, CAP, HANDSHAKE

GALAXY INSTITUTIONAL MONEY MARKET FUNDS

SEMIANNUAL REPORT
April 30, 2004

GALAXY INSTITUTIONAL GOVERNMENT
MONEY MARKET FUND

GALAXY INSTITUTIONAL
MONEY MARKET FUND

GALAXY INSTITUTIONAL TREASURY
MONEY MARKET FUND

[GRAPHIC OMITTED]
[LOGO]
GALAXY FUNDS

--------------------------------------------------------------------------------
GALAXY INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2004 (UNAUDITED)

   PAR VALUE                                                 VALUE
  ----------                                               ---------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 71.33%

              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 33.84%

$34,782,000   1.14%, 05/12/04 (A) ..................     $ 34,769,991
 30,000,000   1.19%, 06/21/04 (A) ...................      29,949,850
 22,000,000   1.05%, 07/01/04 (A) ...................      21,960,858
 50,000,000   1.04%, 07/07/04 (A) ...................      49,903,222
 30,000,000   1.00%, 09/10/04 (B) ...................      29,994,810
 25,000,000   1.08%, 09/10/04 (A) ...................      24,901,917
 20,000,000   1.04%, 02/18/05 (B) ...................      19,995,935
 15,000,000   1.04%, 03/23/05 (B) ...................      14,997,307
 10,000,000   1.55%, 05/04/05 .......................      10,000,000
  5,000,000   1.60%, 05/13/05 .......................       5,000,000
  6,000,000   1.75%, 05/23/05 .......................       6,000,000
 15,000,000   0.98%, 10/03/05 (B) ...................      14,986,058
 20,000,000   1.03%, 10/21/05 (B) ...................      19,980,708
                                                         ------------
                                                          282,440,656
                                                         ------------

              FEDERAL HOME LOAN MORTGAGE CORPORATION - 18.14%

 14,000,000   1.06%, 07/13/04 (A) ...................      13,970,191
 11,496,000   3.00%, 07/15/04 .......................      11,537,617
 17,800,000   1.05%, 07/19/04 .......................      17,758,986
 15,000,000   3.25%, 11/15/04 .......................      15,144,966
 38,000,000   1.09%, 09/09/05 (B) ...................      38,003,551
 35,000,000   1.10%, 10/07/05 (B) ...................      35,000,000
 20,000,000   1.09%, 11/07/05 (B) ...................      20,000,000
                                                         ------------
                                                          151,415,311
                                                         ------------

              FEDERAL HOME LOAN BANK - 12.16%

  7,000,000   1.08%, 08/17/04 .......................       6,977,425
  6,000,000   1.50%, 03/01/05 .......................       6,000,000
  3,500,000   1.40%, 04/04/05 .......................       3,500,000
 22,000,000   1.05%, 04/07/05 (B) ...................      22,000,000
 15,000,000   1.35%, 04/15/05 .......................      15,000,000
  6,000,000   1.07%, 04/19/05 (B) ...................       5,998,267
 10,000,000   1.02%, 04/25/05 (B) ...................       9,996,043
  5,000,000   1.30%, 04/27/05 .......................       4,997,559
  7,000,000   1.35%, 04/29/05 .......................       7,000,000
 20,000,000   1.03%, 07/15/05 (B) ...................      19,991,516
                                                         ------------
                                                          101,460,810
                                                         ------------

              FEDERAL FARM CREDIT BANK - 7.19%

 25,000,000   1.03%, 10/27/05 (B) ...................      24,985,038
 35,000,000   1.03%, 12/27/05 (B) ...................      34,981,850
                                                         ------------
                                                           59,966,888
                                                         ------------
              TOTAL U.S. GOVERNMENT AGENCY
              OBLIGATIONS ...........................     595,283,665
                                                         ------------
              (Cost $595,283,665)

   PAR VALUE                                                 VALUE
  ----------                                               ---------

REPURCHASE AGREEMENTS - 28.56%

$55,000,000   Repurchase Agreement with:
              Credit Suisse First Boston
              1.04%, Due 05/03/2004, dated 04/30/2004
              Repurchase Price $55,004,767
              (Collateralized by U.S. Agency
              Obligations, zero coupon
              Due 07/01/33 - 09/01/42;
              Total Par $62,948,274
              Market Value $56,650,701)..............    $ 55,000,000
 33,377,000   Repurchase Agreement with:
              Goldman Sachs & Co.
              1.04%, Due 05/03/04, dated 04/30/04
              Repurchase Price $33,379,893
              (collateralized by U.S. Agency
              Obligations, 5.50%
              Due 02/01/34 - 04/01/34;
              Total Par $34,538,635
              Market Value $34,378,310)..............      33,377,000
150,000,000   Repurchase Agreement with:
              JPMorgan Chase & Co.
              1.04%, Due 05/03/04, dated 04/30/04
              Repurchase Price $150,013,000
              (collateralized by U.S. Agency Obligations,
              5.00% - 8.00%
              Due 04/01/19 - 04/01/34;
              Total Par $308,140,410
              Market Value $153,004,039).............     150,000,000
                                                         ------------
              TOTAL REPURCHASE AGREEMENTS............     238,377,000
                                                         ------------
              (Cost $238,377,000)

   SHARES
  -------

INVESTMENT COMPANIES - 0.08%

    686,516   Dreyfus Government Cash Management
              Fund...................................         686,516
                                                         ------------
              TOTAL INVESTMENT COMPANIES.............         686,516
                                                         ------------
              (Cost $686,516)
TOTAL INVESTMENTS - 99.97%...........................     834,347,181
                                                         ------------
(Cost $834,347,181)*
NET OTHER ASSETS AND LIABILITIES - 0.03%.............         245,541
                                                         ------------
NET ASSETS - 100.00%.................................    $834,592,722
                                                         ============

-----------------------------
*      Aggregate cost for federal tax purposes.
(A)    Discount yield at time of purchase.
(B) Interest rate is reset at various time intervals. The interest rate shown reflects the rate in effect on April 30, 2004.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                        1

--------------------------------------------------------------------------------
GALAXY INSTITUTIONAL MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2004 (UNAUDITED)

   PAR VALUE                                                 VALUE
  ----------                                               ---------

COMMERCIAL PAPER - 23.17%

              FINANCE  - 19.00%


$98,000,000   CXC, LLC
              1.05%, 05/11/04 (A) (E)................  $   97,971,417
 50,000,000   CXC, LLC
              1.03%, 06/24/04 (A) (E)................      49,922,750
 51,400,000   Falcon Asset Securitization Corp.
              1.03%, 05/18/04 (A) (E)................      51,375,000
 40,352,000   Falcon Asset Securitization Corp.
              1.03%, 05/20/04 (A) (E)................      40,330,064
 50,000,000   Fountain Square Commercial Funding Corp.
              1.03%, 06/03/04 (A) (E)................      49,953,021
 50,000,000   Govco, Inc
              1.04%, 05/19/04 (A) (E)................      49,974,000
100,000,000   Greenwich Capital Holdings, Inc.
              1.03%, 06/18/04 (A)....................      99,862,666
 50,000,000   HBOS Treasury Services, Plc
              1.17%, 05/12/04 (A)....................      49,982,278
100,000,000   Jupiter Securitization Corp.
              1.03%, 05/05/04 (A) (E)................      99,988,555
 80,000,000   National Rural Utility
              1.05%, 06/11/04 (A)....................      79,904,333
 58,165,000   Old Line Funding Corp.
              1.07%, 07/20/04 (A) (E)................      58,026,697
100,000,000   Preferred Receivables Funding Corp.
              1.04%, 05/18/04 (A) (E)................      99,950,889
 50,000,000   Toronto Dominion Holdings, Inc.
              1.03%, 06/30/04 (A)....................      49,914,167
100,000,000   Toyota Motor Credit Corp.
              1.03%, 06/18/04 (A)....................      99,862,666
                                                       --------------
                                                          977,018,503
                                                       --------------

              MUNICIPAL  - 4.17%

  6,815,000   Dekalb County, GA Development Authority,
              Emory University
              1.10%, 06/02/04 .......................       6,815,000
  7,485,000   Dekalb County, GA Development Authority,
              Emory University
              1.16%, 06/03/04 .......................       7,485,000
 60,000,000   Texas Public Finance Authority
              1.08%, 05/03/04 .......................      60,000,000
 40,000,000   Texas Public Finance Authority
              1.16%, 10/14/04 .......................      40,000,000
 60,000,000   Texas Public Finance Authority
              1.16%, 10/14/04 .......................      60,000,000
 40,000,000   Texas Public Finance Authority
              1.10%, 11/01/04 .......................      40,000,000
                                                       --------------
                                                          214,300,000
                                                       --------------
              TOTAL COMMERCIAL PAPER.................   1,191,318,503
                                                       --------------
              (Cost $1,191,318,503)


   PAR VALUE                                                 VALUE
  ----------                                               ---------

CORPORATE NOTES AND BONDS - 21.66%


              FINANCE  - 20.09%

$43,000,000   American Express Credit Corp.
              Senior Note, Series B, MTN
              Extendible
              1.14%, 04/05/05 (B)....................   $  43,000,000
 69,000,000   American Express Credit Corp.
              Senior Note, Series B, MTN
              Extendible
              1.12%, 05/20/05 (B) (D)................      69,000,000
 15,000,000   American Honda Finance Corp., MTN
              1.06%, 06/24/04 (B) (D)................      15,000,000
 40,000,000   American Honda Finance Corp., MTN
              1.08%, 02/11/05 (B) (D)................      40,000,000
 60,000,000   American Honda Finance Corp., MTN
              1.09%, 04/08/05 (B) (D)................      60,000,000
 13,795,000   Central Ohio Medical Textile
              Series 2003
              1.12%, 03/01/23 (B)
              LOC: National City Bank................      13,795,000
  4,100,000   Corporate Finance Managers
              1.15%, 02/02/43 (B)
              LOC: Wells Fargo Bank, N.A.............       4,100,000
  8,000,000   Don Greene Poultry, Inc.
              1.10%, 10/01/25 (B)
              LOC: Wachovia Bank, N.A................       8,000,000
  2,980,000   Fe LLC, Series A
              1.07%, 04/01/28 (B)
              LOC: Fifth Third Bank..................       2,980,000
  4,730,000   Foster/Schweihofer Real Estate Co. LLC
              Series 2003
              1.07%, 09/20/33 (B)
              LOC: Fifth Third Bank..................       4,730,000
 15,000,000   General Electric Capital Corp.
              Extendible
              1.18%, 05/09/05 (B)....................      15,000,000
125,000,000   General Electric Capital Corp., MTN
              Extendible
              1.18%, 05/17/05 (B) (D)................     125,065,569
100,000,000   Goldman Sachs Group, Inc., MTN
              Extendible
              1.26%, 04/15/05 (B) (D) (F)............     100,123,173
  5,100,000   Green St. Surgery Center
              Series 2003
              1.12%, 03/01/23 (B)
              LOC: National City Bank................       5,100,000
 30,000,000   HBOS Treasury Services Plc
              MTN
              1.13%, 07/19/04 (B) (D)................      30,004,588
 50,000,000   HBOS Treasury Services Plc
              MTN
              1.13%, 08/23/04 (B) (D)................      50,010,940
 60,000,000   HBOS Treasury Services Plc, MTN
              Extendible
              1.08%, 06/01/05 (B) (D)................      60,000,000
 25,000,000   JPMorgan Chase & Co.
              Senior Note, Series C, MTN
              1.29%, 05/20/04 (B)....................      25,002,926


                      SEE NOTES TO FINANCIAL STATEMENTS.
                                        2

--------------------------------------------------------------------------------
GALAXY INSTITUTIONAL MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2004 (UNAUDITED)

   PAR VALUE                                                 VALUE
  ----------                                               ---------

              FINANCE  -  (CONTINUED)

$ 5,000,000   Keyes Co.
              Series 2003
              1.13%, 06/01/18 (B)
              LOC: SunTrust Bank, N.A................  $    5,000,000
 50,000,000   LP Pinewood SPV LLC
              1.10%, 02/01/18 (B)
              LOC: Wachovia Bank, N.A................      50,000,000
  7,860,000   Marsh Enterprises LLC
              1.07%, 01/01/28 (B)
              LOC: Fifth Third Bank..................       7,860,000
 45,000,000   MBIA Global Funding LLC, MTN
              1.06%, 02/07/05 (B) (D)................      45,000,000
105,000,000   Morgan Stanley
              Series EXL, Extendible
              1.11%, 05/27/05 (B)....................     105,000,000
 41,670,000   National Rural Utilities Cooperative
              Finance
              5.25%, 07/15/04 .......................      42,008,718
  3,185,000   Post Apartment Homes LP
              Series 1999
              1.10%, 07/15/29 (B)
              LOC: SunTrust Bank.....................       3,185,000
  5,300,000   Rockwood Quarry LLC
              1.07%, 12/01/22 (B)
              LOC: Fifth Third Bank..................       5,300,000
 40,000,000   Royal Bank of Canada, Yankee, MTN
              Extendible
              1.08%, 05/10/05 (B)....................      40,000,000
 16,575,000   SDB Private Residence Hall LP
              1.10%, 03/01/28 (B)
              LOC: U.S. Bank, N.A....................      16,575,000
  2,800,000   Vancouver Clinic Building
              1.12%, 02/13/23 (B)
              LOC: U.S. Bank, N.A....................       2,800,000
 28,539,000   Wachovia Corp.
              6.95%, 11/01/04 .......................      29,311,186
  9,915,000   Zoological Society of Philadelphia
              Series 2003
              1.15%, 06/01/18 (B)
              LOC: Wachovia Bank, N.A................       9,915,000
                                                       --------------
                                                        1,032,867,100
                                                       --------------
              CONSUMER STAPLES  - 1.42%

 61,768,000   Abbott Laboratories
              5.13%, 07/01/04 .......................      62,166,780
  4,525,000   Diageo Capital Plc
              6.63%, 06/24/04 .......................       4,560,321
  6,150,000   Grand Metropolitan Investment Corp.
              7.13%, 09/15/04 .......................       6,279,840
                                                       --------------
                                                           73,006,941
                                                       --------------

              UTILITY  - 0.15%

  7,400,000   South Central Communication
              1.07%, 04/01/18 (B)
              LOC: Fifth Third Bank..................       7,400,000
                                                       --------------
              TOTAL CORPORATE NOTES AND BONDS........   1,113,274,041
                                                       --------------
              (Cost $1,113,274,041)

   PAR VALUE                                                 VALUE
  ----------                                               ---------

U.S. AGENCY OBLIGATIONS - 19.51%


              FEDERAL HOME LOAN MORTGAGE CORPORATION  - 6.93%

$40,000,000   1.01%, 06/17/04 (A) ...................  $   39,948,039
  1,250,000   3.00%, 07/15/04 .......................       1,254,500
 15,000,000   3.25%, 11/15/04 .......................      15,144,966
 70,000,000   1.09%, 09/09/05 (B) ...................      70,000,000
130,000,000   1.10%, 10/07/05 (B) ...................     130,000,000
100,000,000   1.09%, 11/07/05 (B) ...................     100,000,000
                                                       --------------
                                                          356,347,505
                                                       --------------

              FEDERAL HOME LOAN BANK - 5.87%

  2,880,000   2.25%, 08/13/04 .......................       2,888,076
 35,000,000   1.50%, 03/01/05 .......................      35,000,000
 22,600,000   1.40%, 04/04/05 .......................      22,600,000
 40,000,000   1.45%, 04/04/05 .......................      40,000,000
 50,000,000   1.35%, 04/15/05 .......................      50,000,000
 37,000,000   1.07%, 04/19/05 (B) ...................      36,989,314
 55,000,000   1.02%, 04/25/05 (B) ...................      54,978,234
 29,000,000   1.30%, 04/27/05 .......................      28,985,842
 30,000,000   1.35%, 04/29/05 .......................      30,000,000
                                                       --------------
                                                          301,441,466
                                                       --------------

              FEDERAL NATIONAL MORTGAGE ASSOCIATION  - 5.35%

 25,000,000   1.10%, 05/28/04 (A) ...................      24,979,562
 20,000,000   1.25%, 08/27/04 .......................      19,998,787
 15,000,000   1.08%, 09/10/04 (A) ...................      14,941,150
 90,000,000   1.04%, 03/23/05 (B) ...................      89,983,839
 60,000,000   1.55%, 05/04/05 .......................      60,000,000
 35,000,000   1.60%, 05/13/05 .......................      35,000,000
 30,000,000   1.75%, 05/23/05 .......................      30,000,000
                                                       --------------
                                                          274,903,338
                                                       --------------

              FEDERAL FARM CREDIT BANK  - 1.36%

 20,000,000   1.03%, 10/27/05 (B) ...................      19,988,031
 50,000,000   1.07%, 11/23/05 (B) ...................      50,000,000
                                                       --------------
                                                           69,988,031
                                                       --------------
              TOTAL U.S. AGENCY OBLIGATIONS..........   1,002,680,340
                                                       --------------
              (Cost $1,002,680,340)

MUNICIPAL SECURITIES - 14.19%

              ALASKA  - 0.86%

 44,245,000   Alaska State Housing Finance Corp.
              General Housing, Series A
              1.40%, 12/01/23 (C)
              Insured: FSA
              SPA: Dexia Credit Local de France......      44,245,000
                                                       --------------


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                        3

--------------------------------------------------------------------------------
GALAXY INSTITUTIONAL MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2004 (UNAUDITED)

   PAR VALUE                                                 VALUE
  ----------                                               ---------


              ARKANSAS  - 0.14%


$ 7,000,000   Union County, IDR
              Del-Tin Fiber Project
              1.12%, 10/01/27 (C)
              LOC: Bank One, N.A.....................  $    7,000,000
                                                       --------------

              CALIFORNIA  - 2.17%

 12,000,000   Access to Loans for Learning
              Student Loan Corp.
              Student Loan, Series II-A6
              1.10%, 07/01/36 (C)
              LOC: State Street Bank & Trust Co......      12,000,000
  2,500,000   California Statewide Communities
              Development Authority
              Multi-Family Housing Revenue
              Oakmont Project
              1.15%, 06/01/36 (C)
              LOC: FHLB..............................       2,500,000
  6,000,000   California Statewide Communities
              Development Authority
              Multi-Family Housing Revenue
              Victoria Palms Villas LP
              1.16%, 12/01/37 (C)
              LOC: Marshall & IIsley.................       6,000,000
 10,000,000   Los Angeles Community
              Redevelopment Agency
              Tax Allocation, Series A
              1.12%, 12/01/18 (C)
              Insured: FSA
              SPA: Wachovia Bank, N.A................      10,000,000
 18,580,000   Orange County Board of Education
              Esplanade Project, COP
              1.10%, 06/01/32 (C)
              Insured: FSA
              LOC: Dexia Credit Local de France......      18,580,000
 12,400,000   Sacramento County Pension Bonds
              1.08%, 07/01/20 (C)
              LOC: Bayerische Landesbank GZ..........      12,400,000
  3,030,000   Sacramento Housing Authority
              Multi-Family Housing Revenue
              Natomas Fort
              1.11%, 04/15/36 (C)
              Credit Support: FNMA...................       3,030,000
 13,250,000   San Jose Financing Authority
              Lease Revenue, Hayes Mansion
              Series C
              1.10%, 07/01/24 (C)
              Insured: AMBAC
              SPA: Bank of Nova Scotia...............      13,250,000
 11,250,000   San Jose Redevelopment Agency
              Merged Area, Series A
              1.09%, 08/01/28 (C)
              LOC: JPMorgan Chase Bank...............      11,250,000
  8,000,000   San Jose Redevelopment Agency
              Merged Area, Series G
              1.08%, 08/01/29 (C)
              LOC: Bank of New York..................       8,000,000



   PAR VALUE                                               VALUE
  ----------                                             ---------


              CALIFORNIA  -  (CONTINUED)

$14,600,000   San Jose Redevelopment Agency
              Merged Area, Series H
              1.10%, 08/01/29 (C)
              LOC: Bank of New York..................  $   14,600,000
                                                       --------------
                                                          111,610,000
                                                       --------------

              COLORADO  - 0.41%

 21,000,000   Colorado HFA
              Multi-Family Housing
              Class I, Series A-1
              1.09%, 10/01/33 (C)
              SPA: FHLB..............................      21,000,000
                                                       --------------

              DISTRICT OF COLUMBIA - 0.15%

  7,500,000   District of Columbia
              National Association of Realtors,
              Series B
              1.17%, 12/01/23 (C)
              LOC: SunTrust Bank.....................       7,500,000
                                                       --------------

              FLORIDA  - 1.20%

 58,575,000   Dade County, Expressway Authority
              Toll System Revenue
              1.10%, 07/01/19 (C)
              Insured: FGIC
              SPA: FGIC SPI..........................      58,575,000
  3,000,000   Homestead Special Obligation
              Speedway Project
              1.13%, 11/01/18 (C)
              LOC: SunTrust Bank.....................       3,000,000
                                                       --------------
                                                           61,575,000
                                                       --------------

              GEORGIA  - 1.06%

  3,700,000   Athens-Clarke County, IDA
              Allen Properties Inc.
              1.13%, 12/01/24 (C)
              LOC: SunTrust Bank.....................       3,700,000
 25,045,000   Cobb County Development Authority
              Kennesaw State University Foundation
              Series B
              1.08%, 08/01/26 (C)
              LOC: Wachovia Bank, N.A................      25,045,000
  4,000,000   Cobb County Development Authority
              Leeman Construction Co. Project
              1.13%, 09/01/23 (C)
              LOC: SunTrust Bank.....................       4,000,000
 11,150,000   Fulton County Housing Authority
              Multi-Family Revenue Housing
              Spring Creek Crossing
              1.08%, 10/01/24 (C)
              LOC: Wachovia Bank, N.A................      11,150,000
 10,420,000   Private Colleges & Universities Authority
              Emory University Project, Series B
              1.10%, 11/01/29 (C)....................      10,420,000
                                                       --------------
                                                           54,315,000
                                                       --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       4

--------------------------------------------------------------------------------
GALAXY INSTITUTIONAL MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2004 (UNAUDITED)

   PAR VALUE                                                 VALUE
  ----------                                               ---------

              ILLINOIS  - 0.41%

$19,400,000   Chicago Midway Airport Revenue
              Second Lien, Series A
              1.10%, 01/01/21 (C)
              Insured: FSA
              SPA: JPMorgan Chase Bank...............  $   19,400,000
  1,700,000   Illinois Housing Development Authority
              Multi-Family Housing Project, Series A
              1.07%, 09/01/26 (C)
              Insured: AMBAC
              SPA: Bank One, N.A.....................       1,700,000
                                                       --------------
                                                           21,100,000
                                                       --------------

              LOUISIANA  - 1.04%

 53,400,000   New Orleans Pension Revenue
              1.10%, 09/01/30 (C)
              Insured: AMBAC
              SPA: Bank One, N.A.....................      53,400,000
                                                       --------------

              MAINE  - 0.89%

 46,000,000   Portland Taxable Pension Bonds, GO
              1.10%, 06/01/26 (C)
              SPA: Landesbank Hessen-Thuringen GZ ...      46,000,000
                                                       --------------

              MARYLAND  - 0.14%

  1,000,000   Baltimore Community Development
              Financing Corp.
              1.10%, 08/15/30 (C)
              Insured: MBIA
              SPA: Wachovia Bank, N.A................       1,000,000
  2,720,000   Maryland State HEFA
              Charlestown Project, Series B
              1.10%, 01/01/28 (C)
              LOC: Wachovia Bank, N.A................       2,720,000
  3,700,000   Maryland State HEFA
              Glen Meadows Retirement, Series B
              1.10%, 07/01/29 (C)
              LOC: Wachovia Bank, N.A................       3,700,000
                                                       --------------
                                                            7,420,000
                                                       --------------

              MASSACHUSETTS  - 0.12%

  6,208,000   Massachusetts Housing Finance Agency
              Rental Mortgage
              Series A
              1.09%, 01/01/44 (C)
              Insured: FSA
              SPA: Dexia Credit Local de France .....       6,208,000
                                                       --------------

              MICHIGAN  - 0.13%

  6,480,000   Michigan State University
              Series B
              1.10%, 08/15/22 (C)
              SPA: Dexia Credit Local de France .....       6,480,000
                                                       --------------


   PAR VALUE                                                 VALUE
  ----------                                               ---------



              MINNESOTA  - 0.50%

 $7,755,000   City of Plymouth Health Facilities
              Westhealth Project
              Series B
              1.12%, 06/01/24 (C)
              Insured: FSA
              SPA: U.S. Bank, N.A....................  $    7,755,000
  3,135,000   Eagan Multi-Family Housing Revenue
              Thomas Lake, Series A-2
              1.17%, 03/15/33 (C)
              Credit Support: FNMA...................       3,135,000
 10,200,000   Fairview Hospital and Healthcare Services
              Series A, ACES
              1.10%, 11/01/15 (C)
              Insured: MBIA
              SPA: U.S. Bank, N.A....................      10,200,000
  4,450,000   Minneapolis Taxable Pension, GO
              1.10%, 12/01/13 (C)
              SPA: Dexia Credit Local de France......       4,450,000
                                                       --------------
                                                           25,540,000
                                                       --------------

              MISSOURI  - 0.04%

  1,800,000   St. Louis IDA
              Multi-Family Housing Revenue
              Metro Lofts, Series B
              1.15%, 03/15/36 (C)
              Credit Support: FNMA...................       1,800,000
                                                       --------------

              NEVADA  - 0.03%

  1,735,000   Nevada Housing Division
              Multi-Unit Housing, Series B
              1.07%, 07/01/32 (C)
              LOC: U.S. Bank, N.A....................       1,735,000
                                                       --------------

              NEW JERSEY  - 2.15%

 64,000,000   New Jersey EDA
              State Pension Funding Revenue
              1.09%, 02/15/29 (C)
              Insured: FSA
              SPA: Dexia Credit Local de France .....      64,000,000
 12,000,000   New Jersey Health Care Facilities
              Financing Authority
              Capital Health Systems Inc.
              Series B
              1.04%, 07/01/33 (C)
              LOC: Wachovia Bank, N.A................      12,000,000
 11,650,000   New Jersey Health Care Facilities
              Financing Authority
              Community Hospital Group
              Series A-1
              1.04%, 07/01/20 (C)
              LOC: Wachovia Bank, N.A................      11,650,000


                     SEE NOTES TO FINANCIAL STATEMENTS.
                                       5

--------------------------------------------------------------------------------
GALAXY INSTITUTIONAL MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2004 (UNAUDITED)

   PAR VALUE                                                 VALUE
  ----------                                               ---------

                NEW JERSEY  - (CONTINUED)

$22,930,000     North Hudson Sewage Authority Sewer Revenue
                Series B
                1.10%, 08/01/31 (C)
                Insured: MBIA
                SPA: Wachovia Bank, N.A..............  $   22,930,000
                                                       --------------
                                                          110,580,000
                                                       --------------

                NEW MEXICO  - 0.10%

  5,000,000     Las Cruces IDR
                F&A Dairy Products, Inc.
                1.22%, 12/01/23 (C)
                LOC: Wells Fargo Bank, N.A...........       5,000,000
                                                       --------------

                NEW YORK  - 0.17%

  2,200,000     New York State HFA
                East 39th Street Housing, Series B
                1.09%, 11/15/31 (C)
                Credit Support: FNMA.................       2,200,000
  4,600,000     New York State HFA
                Kew Gardens, Series B
                1.10%, 05/15/36 (C)
                Credit Support: FNMA.................       4,600,000
  1,720,000     New York State HFA, Series B
                1.09%, 05/15/31 (C)
                Credit Support: FNMA.................       1,720,000
                                                       --------------
                                                            8,520,000
                                                       --------------

                OKLAHOMA  - 0.45%

 23,300,000     Oklahoma Industries Authority
                Integris Baptist, Series B
                1.10%, 08/15/29 (C)
                Insured: MBIA
                SPA: Morgan Guaranty Trust...........      23,300,000
                                                       --------------

                PENNSYLVANIA  - 0.74%

 12,150,000     Berks County, IDA
                Kutztown University Foundation Project
                1.08%, 01/01/29 (C)
                LOC: Wachovia Bank, N.A..............      12,150,000
  1,675,000     Cumberland County Municipal Authority
                LSN/TLS Obligation Group, Series B
                1.12%, 01/01/08 (C)
                LOC: Wachovia Bank, N.A..............       1,675,000
 10,605,000     Cumberland County Municipal Authority
                LSN/TLS Obligation Group, Series C
                1.12%, 01/01/33 (C)
                LOC: Wachovia Bank, N.A..............      10,605,000
 13,840,000     Donegal Crossing LLC
                1.15%, 08/15/27 (C)
                LOC: FHLB............................      13,840,000
                                                       --------------
                                                           38,270,000
                                                       --------------



   PAR VALUE                                                 VALUE
  ----------                                               ---------


                TEXAS  - 0.44%

$ 12,800,000    Harris County, Houston Sports Authority
                Special Revenue, Junior Lien
                National Football League, Series E
                1.15%, 11/15/30 (C)
                Insured: MBIA
                SPA: JPMorgan Chase Bank.............  $   12,800,000
 10,000,000     Texas State GO
                Veterans Land
                1.09%, 12/01/23 (C)
                SPA: State Street Bank & Trust.......      10,000,000
                                                       --------------
                                                           22,800,000
                                                       --------------

                WASHINGTON  - 0.24%

  2,580,000     Washington State HFC
                Multi-Family Housing Revenue
                Auburn Meadows, Series B
                1.16%, 07/01/36 (C)
                LOC: Wells Fargo Bank, N.A...........       2,580,000
  3,175,000     Washington State HFC
                Multi-Family Housing Revenue
                Olympic Place Project, Series B
                1.13%, 11/01/36 (C)
                LOC: U.S. Bank, N.A..................       3,175,000
  4,250,000     Washington State HFC
                Multi-Family Housing Revenue
                Rainier Court Project, Series B
                1.13%, 12/15/36 (C)
                Credit Support: FNMA.................       4,250,000
  2,500,000     Washington State HFC
                Multi-Family Housing Revenue
                Vintage Project, Series B
                1.13%, 01/15/37 (C)
                Credit Support: FNMA.................       2,500,000
                                                       --------------
                                                           12,505,000
                                                       --------------

                WYOMING  - 0.61%

 31,480,000     Natrona County Hospital Revenue
                Wyoming Medical Center
                1.10%, 09/15/24 (C)
                Insured: AMBAC
                SPA: Bank of Nova Scotia.............      31,480,000
                                                       --------------
                TOTAL MUNICIPAL SECURITIES...........     729,383,000
                                                       --------------
                (Cost $729,383,000)

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                      6

--------------------------------------------------------------------------------
GALAXY INSTITUTIONAL MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2004 (UNAUDITED)

   PAR VALUE                                                 VALUE
  ----------                                               ---------

CERTIFICATES OF DEPOSIT - 10.21%


$25,000,000   Bank One, N.A.
              1.30%, 05/10/04 (B)....................  $   25,001,545
 50,000,000   BNP Paribas, Yankee
              1.09%, 05/10/04 .......................      50,000,124
 50,000,000   Canadian Imperial Bank of Commerce, Yankee
              1.04%, 06/14/04 (B)....................      49,999,391
 70,000,000   Canadian Imperial Bank of Commerce
              Extendible, Yankee
              1.15%, 05/13/05 (B)....................      70,000,000
 30,000,000   Citibank, N.A.
              1.07%, 07/22/04 .......................      30,000,000
100,000,000   Credit Suisse First Boston N.Y., Yankee
              1.08%, 07/07/04 (B)....................     100,000,000
100,000,000   First Tennessee Bank
              1.03%, 05/21/04 .......................     100,000,000
 50,000,000   Marshall & Ilsley Bank
              1.03%, 06/29/04 .......................      50,000,000
 50,000,000   Societe Generale, Yankee
              1.05%, 05/04/04 .......................      50,000,000
                                                       --------------
              TOTAL CERTIFICATES OF DEPOSIT..........     525,001,060
                                                       --------------
              (Cost $525,001,060)

PROMISSORY NOTES - 0.78%

 40,000,000   Goldman Sachs
              1.18%, 07/13/04 (F)....................      40,000,000
                                                       --------------
              TOTAL PROMISSORY NOTES.................      40,000,000
                                                       --------------
              (Cost $40,000,000)

REPURCHASE AGREEMENTS - 9.80%

200,000,000   Repurchase Agreement with:
              Citigroup Bank of New York
              1.11%, Due 05/03/2004
              dated 04/30/2004
               Repurchase Price $200,018,542
              (Collateralized by Corporate Bonds
              zero coupon - 8.88%
              Due 09/23/05 - 05/05/2039;
              Total Par $214,072,592
              Market Value $209,751,152).............     200,000,000
 80,886,000   Repurchase Agreement with:
              Goldman Sachs & Co.
              1.11%, Due 05/03/2004
              Dated 04/30/2004
              Repurchase Price $80,893,499
              (Collateralized by Corporate Bonds
              6.75% - 10.18%
              Due 01/15/2022 - 03/15/2032;
              Total Par $67,315,793
              Market Value $84,930,300)..............      80,886,000




   PAR VALUE                                                 VALUE
  ----------                                               ---------


REPURCHASE AGREEMENTS - (CONTINUED)

$48,104,000   Repurchase Agreement with:
              Goldman Sachs & Co.
              1.04%, Due 05/03/2004
              Dated 04/30/2004
              Repurchase Price $48,108,169
              (Collateralized by U.S. Agency
              Obligation, 5.50%
              Due 02/01/2034 - 04/01/2034;
              Total Par $49,778,186
              Market Value $49,547,120)..............   $  48,104,000
175,000,000   Repurchase Agreement with:
              UBS Finance
              1.11%, Due 05/03/2004
              Dated 04/30/2004
              Repurchase Price $175,016,224
              (Collateralized by Corporate Asset-Backed
              Securities, zero coupon - 8.34%
              Due 05/11/2010 - 09/26/2033;
              Total Par $271,105,722
              Market Value $183,751,843).............     175,000,000
                                                       --------------
              TOTAL REPURCHASE AGREEMENTS............     503,990,000
                                                       --------------
              (Cost $503,990,000)

                     SEE NOTES TO FINANCIAL STATEMENTS.
                                      7

--------------------------------------------------------------------------------
GALAXY INSTITUTIONAL MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2004 (UNAUDITED)

   PAR VALUE                                                 VALUE
  ----------                                               ---------

INVESTMENT COMPANIES - 0.01%

      3,867   Dreyfus Cash Management Fund...........  $        3,867
    506,871   Federated Prime Obligations Trust Fund.         506,871
                                                       --------------
              TOTAL INVESTMENT COMPANIES.............         510,738
                                                       --------------
              (Cost $510,738)

TOTAL INVESTMENTS - 99.33%...........................   5,106,157,682
                                                       --------------
(Cost $5,106,157,682)*
NET OTHER ASSETS AND LIABILITIES - 0.67%.............      34,336,650
                                                       --------------
NET ASSETS - 100.00%.................................  $5,140,494,332
                                                       ==============

-----------------------------------------
*        Aggregate cost for federal tax purposes.
(A)      Discount yield at time of purchase.
(B) Interest rate is reset at various time intervals. The interest rate shown reflects the rate in effect on April 30, 2004.
(C) Variable rate demand notes are payable upon not more than one, seven or thirty business days' notice. Put bonds and notes have demand features that mature within one year. The interest rate shown reflects the rate in effect on April 30, 2004.
(D) Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in exempt transactions to qualified institutional buyers. On April 30, 2004, these securities amounted to $594,204,270 or 11.56% of net assets.
(E) Securities exempt from registration under Section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. At April 30, 2004, these securities amounted to $597,492,393 or 11.62% of net assets.
(F) Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the value at which the fund has valued the investment. Illiquid securities are valued at amortized cost, which approximates the fair market value, in accordance with 2a-7 under the Investment Company Act of 1940, as amended. At April 30, 2004, these securities amount to $140,123,173 or 2.73% of net assets.
ACES     Automatically Convertible Securities
AMBAC    American Municipal Bond Assurance Corp.
COP      Certificate of Participation
EDA      Economic Development Authority
FGIC     Federal Guaranty Insurance Corp.
FGIC SPI FGIC Securities Purchase, Inc.
FHLB     Federal Home Loan Bank
FNMA     Federal National Mortgage Association
FSA      Financial Security Assurance Company
GO       General Obligation
HEFA     Health and Educational Facilities Authority
HFA      Housing Finance Authority
HFC      Housing Finance Commission
IDA      Industrial Development Authority
IDR      Industrial Development Revenue
LOC      Letter of Credit
MBIA     Municipal Bond Insurance Association
MTN      Medium Term Note
SPA      Stand-by Purchase Agreement


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                        8

--------------------------------------------------------------------------------
GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2004 (UNAUDITED)

   PAR VALUE                                                 VALUE
  ----------                                               ---------


U.S. GOVERNMENT AGENCY OBLIGATIONS - 43.71%

              U.S. TREASURY NOTES - 22.64%

$200,000,000  2.88%, 06/30/04 .......................  $  200,599,642
 180,000,000  2.25%, 07/31/04 .......................     180,486,039
  25,000,000  13.75%, 08/15/04 ......................      25,918,092
  75,000,000  2.13%, 08/31/04 .......................      75,244,850
  30,000,000  1.88%, 09/30/04 .......................      30,073,685
 140,000,000  2.13%, 10/31/04 .......................     140,683,619
 125,000,000  5.88%, 11/15/04 .......................     128,059,691
  25,000,000  1.63%, 03/31/05 .......................      25,118,917
  50,000,000  1.63%, 04/30/05 .......................      50,133,999
                                                       --------------
                                                          856,318,534
                                                       --------------

              FEDERAL NATIONAL MORTGAGE ASSOCIATION  - 6.83%

  40,000,000  1.05%, 07/01/04 (A)....................      39,928,833
  34,500,000  1.04%, 02/18/05 (B)....................      34,492,975
  44,000,000  1.55%, 05/04/05 .......................      44,000,000
  90,000,000  0.98%, 08/29/05 (B)....................      89,942,937
  50,000,000  0.99%, 09/06/05 (B)....................      49,959,810
                                                       --------------
                                                          258,324,555
                                                       --------------

              FEDERAL HOME LOAN MORTGAGE CORPORATION  - 5.18%

  66,000,000  1.06%, 07/13/04 (A)....................      65,859,475
  20,000,000  3.25%, 11/15/04 .......................      20,193,288
  75,000,000  1.09%, 09/09/05 (B)....................      75,000,000
  35,000,000  1.10%, 10/07/05 (B)....................      35,019,730
                                                       --------------
                                                          196,072,493
                                                       --------------

              FEDERAL HOME LOAN BANK - 5.10%

  25,000,000  1.50%, 03/01/05 .......................      25,000,000
  28,000,000  1.07%, 04/19/05 (B)....................      27,991,913
  40,000,000  1.02%, 04/25/05 (B)....................      39,984,170
  20,000,000  1.35%, 04/29/05 .......................      20,000,000
  80,000,000  1.03%, 07/15/05 (B)....................      79,966,066
                                                       --------------
                                                          192,942,149
                                                       --------------

              U.S. TREASURY BILLS - 3.96%

  50,000,000  1.01%, 05/20/04 (A)....................      49,973,479
  50,000,000  1.00%, 07/08/04 (A)....................      49,906,028
  50,000,000  0.98%, 09/16/04 (A)....................      49,812,168
                                                       --------------
                                                          149,691,675
                                                       --------------
              TOTAL U.S. GOVERNMENT AGENCY
              OBLIGATIONS............................   1,653,349,406
                                                       --------------
              (Cost $1,653,349,406)


   PAR VALUE                                                 VALUE
  ----------                                               ---------


REPURCHASE AGREEMENTS - 56.15%

$160,000,000  Repurchase Agreement with:
              Credit Suisse First Boston Corp.
              0.93%, Due 05/03/2004
              dated 04/30/2004
              Repurchase Price $160,012,400
              (Collateralized by U.S. Treasury
              Notes,  1.125% - 2.25%
              Due 06/30/05 - 04/30/06;
              Total Par $163,574,000
              Market Value $163,202,783).............  $  160,000,000
  43,506,000  Repurchase Agreement with:
              Goldman Sachs & Co.
              1.04%, Due 05/03/2004
              dated 04/30/2004
              Repurchase Price $43,509,771
              (Collateralized by U.S. Agency
              Obligations, 5.50%
              Due 02/01/2034 - 04/01/2034;
              Total Par $45,020,159
              Market Value $44,811,180)..............      43,506,000
 700,000,000  Repurchase Agreement with:
              Greenwich Capital Markets 0.93%,
              Due 05/03/2004 dated 04/30/2004
              Repurchase Price $700,054,250
              (Collateralized by U.S. Treasury
              Notes, 1.25% - 5.75% Due 05/31/2005 -
              08/15/2013; Total Par $690,612,000
              Market Value $714,001,730).............     700,000,000
 160,000,000  Repurchase Agreement with:
              JPMorgan Chase & Co.
              0.92%, Due 05/03/2004
              dated 04/30/2004
              Repurchase Price $160,012,267
              (Collateralized by U.S. Treasury
              Bonds and Notes, 1.125% - 11.625%
              Due 11/15/2004 - 11/15/2026;
              Total Par $143,507,000
              Market Value $163,201,531).............     160,000,000
 160,000,000  Repurchase Agreement with:
              Morgan Stanley & Co., Inc.
              0.93%, Due 05/03/2004
              dated 04/30/2004
              Repurchase Price $160,012,400
              (Collateralized by U.S. Treasury
              Notes, 2.00%
              Due 01/15/2014;
              Total Par $164,696,000
              Market Value $164,800,589).............     160,000,000


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2004 (UNAUDITED)

   PAR VALUE                                                 VALUE
  ----------                                               ---------


REPURCHASE AGREEMENTS - (CONTINUED)

$900,000,000  Repurchase Agreement with:
              UBS Finance
              0.93%, Due 05/03/2004
              dated 04/30/2004
              Repurchase Price $900,069,750
              (Collateralized by U.S. Treasury
              Notes, 2.625% - 3.00%
              Due 03/15/2009 - 07/15/2012;
              Total Par $904,167,000
              Market Value $918,000,207).............  $  900,000,000
                                                       --------------
              TOTAL REPURCHASE AGREEMENTS............   2,123,506,000
                                                       --------------
              (Cost $2,123,506,000)

TOTAL INVESTMENTS - 99.86%...........................   3,776,855,406
                                                       --------------
(Cost $3,776,855,406)*
NET OTHER ASSETS AND LIABILITIES - 0.14%.............       5,206,168
                                                       --------------
NET ASSETS - 100.00%.................................  $3,782,061,574
                                                       ==============

----------------------------------
*      Aggregate cost for federal tax purposes.
(A)    Discount yield at time of purchase.
(B) Interest rate is reset at various time intervals. The interest rate shown reflects the rate in effect on April 30, 2004.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                       This page left blank intentionally.

--------------------------------------------------------------------------------
GALAXY INSTITUTIONAL MONEY MARKET FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2004 (UNAUDITED)

                                                                      GALAXY                GALAXY               GALAXY
                                                            INSTITUTIONAL GOVERNMENT    INSTITUTIONAL   INSTITUTIONAL TREASURY
                                                                MONEY MARKET FUND     MONEY MARKET FUND    MONEY MARKET FUND
                                                            -----------------------  -------------------  --------------------
ASSETS:
   Investments
     Investments at amortized cost (Note 2).....................  $  595,970,181        $4,602,167,682       $1,653,349,406
     Repurchase agreements......................................     238,377,000           503,990,000        2,123,506,000
                                                                  --------------        --------------       --------------
       Total Investments at value...............................     834,347,181         5,106,157,682        3,776,855,406
   Cash.........................................................             287                 1,528                  709
   Receivable for investments sold..............................              --            30,006,311                   --
   Interest and dividends receivable............................         701,790             7,182,650            8,273,019
   Deferred Trustees' fees (Note 4).............................          23,168                82,411              135,234
                                                                  --------------        --------------       --------------
     Total Assets...............................................     835,072,426         5,143,430,582        3,785,264,368
                                                                  --------------        --------------       --------------
LIABILITIES:
   Distributions payable........................................         300,923             1,975,205            2,045,390
   Payable to Columbia and Affiliates (Note 4)..................         134,641               814,668              870,943
   Trustees' fees and expenses payable (Note 4).................           3,308                    --               13,729
   Deferred Trustees' fees (Note 4).............................          23,168                82,411              135,234
   Accrued expenses and other payables..........................          17,664                63,966              137,498
                                                                  --------------        --------------       --------------
     Total Liabilities..........................................         479,704             2,936,250            3,202,794
                                                                  --------------        --------------       --------------
NET ASSETS......................................................  $  834,592,722        $5,140,494,332       $3,782,061,574
                                                                  ==============        ==============       ==============
NET ASSETS CONSIST OF:
   Par value ...................................................  $      834,595        $    5,140,476       $    3,782,067
   Paid-in capital in excess of par value.......................     833,760,703         5,135,328,642        3,778,213,077
   Underdistributed (overdistributed) net investment income.....           2,681                (1,381)              41,038
   Accumulated net realized gain (loss) on investments sold.....          (5,257)               26,595               25,392
                                                                  --------------        --------------       --------------
TOTAL NET ASSETS................................................  $  834,592,722        $5,140,494,332       $3,782,061,574
                                                                  ==============        ==============       ==============
Institutional Shares:*
   Net assets...................................................  $  720,616,884        $4,157,893,446       $3,678,790,570
   Shares of beneficial interest outstanding....................     720,619,284         4,157,882,413        3,678,771,959
                                                                  --------------        --------------       --------------
NET ASSET VALUE, offering and redemption price per share........  $         1.00        $         1.00       $         1.00
                                                                  ==============        ==============       ==============
Select Shares:*
   Net assets...................................................  $   72,215,622        $  818,814,244       $   32,043,165
   Shares of beneficial interest outstanding....................      72,215,777           818,808,539           32,043,362
                                                                  --------------        --------------       --------------
NET ASSET VALUE, offering and redemption price per share........  $         1.00        $         1.00       $         1.00
                                                                  ==============        ==============       ==============
Preferred Shares:*
   Net assets...................................................  $   41,760,216        $  163,786,642       $   71,227,839
   Shares of beneficial interest outstanding....................      41,760,311           163,785,644           71,251,850
                                                                  --------------        --------------       --------------
NET ASSET VALUE, offering and redemption price per share........  $         1.00        $         1.00       $         1.00
                                                                  ==============        ==============       ==============

----------------------------------------------------------
* Effective February 28, 2004, Class I, Class II and Class III Shares were redesignated Institutional, Select and Preferred Shares, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       12

--------------------------------------------------------------------------------
GALAXY INSTITUTIONAL MONEY MARKET FUNDS

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)

                                                                             GALAXY              GALAXY               GALAXY
                                                                   INSTITUTIONAL GOVERNMENT    NSTITUTIONAL   INSTITUTIONAL TREASURY
                                                                        MONEY MARKET FUND   MONEY MARKET FUND    MONEY MARKET FUND
                                                                       ------------------   -----------------    -----------------
INVESTMENT INCOME:
   Interest (Note 2)...............................................      $    4,794,354      $   28,139,134       $   21,045,873
   Dividends (Note 2)..............................................               3,084              17,617                   --
                                                                         --------------      --------------       --------------
     Total investment income.......................................           4,797,438          28,156,751           21,045,873
                                                                         --------------      --------------       --------------
EXPENSES:
   Investment advisory fees (Note 4)...............................             869,269           4,977,672            3,953,462
   Administration fees (Note 4)....................................             291,205           1,667,520            1,324,410
   Custody fees....................................................              18,785              28,614               26,254
   Pricing and bookkeeping fees (Note 4)...........................              49,140              80,958               68,220
   Professional fees...............................................              26,833             109,708               81,137
   Shareholder services fees: (Note 4)
     Select Shares.................................................              47,643             638,734               32,392
     Preferred Shares..............................................              58,973             239,150              100,070
   Transfer agent fees: (Note 4)
     Institutional Shares..........................................               2,457               2,916               33,137
     Select Shares.................................................                  25                  18                   13
     Preferred Shares..............................................                  18                  18                  105
   Trustees' fees and expenses (Note 4)............................              14,032              60,187               36,584
   Reports to shareholders.........................................                 728               9,772               20,099
   Miscellaneous...................................................              39,960              92,190               53,684
                                                                         --------------      --------------       --------------
     Total expenses before fees waived or reimbursed...............           1,419,068           7,907,457            5,729,567
                                                                         --------------      --------------       --------------
     Less: fees waived or reimbursed by Investment Advisor (Note 4)            (554,085)         (3,138,026)              (3,878)
     Less fees waived or reimbursed by Investment Advisor or
       affiliates of Investment Advisor: (Note 4)
       Select Shares...............................................             (15,881)           (212,911)             (10,798)
       Preferred Shares............................................                  --                  --               (8,644)
                                                                         --------------      --------------       --------------
     Net expenses..................................................             849,102           4,556,520            5,706,247
                                                                         --------------      --------------       --------------
NET INVESTMENT INCOME..............................................           3,948,336          23,600,231           15,339,626
                                                                         --------------      --------------       --------------

NET REALIZED GAIN (LOSS) ON INVESTMENTS SOLD (NOTE 2)..............                (103)             18,652                7,483
                                                                         --------------      --------------       --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...............      $    3,948,233      $   23,618,883       $   15,347,109
                                                                         ==============      ==============       ==============


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       13

--------------------------------------------------------------------------------
GALAXY INSTITUTIONAL MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          GALAXY
                                                                                  INSTITUTIONAL GOVERNMENT
                                                                                     MONEY MARKET FUND
                                                                             -----------------------------------
                                                                              SIX MONTHS ENDED     YEAR ENDED
                                                                               APRIL 30, 2004       OCTOBER 31,
                                                                                 (UNAUDITED)           2003
                                                                                ------------       ------------
NET ASSETS AT BEGINNING OF PERIOD............................................   $832,310,423       $369,380,675
                                                                                ------------       ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income.....................................................      3,948,336          5,266,514
   Net realized gain (loss) on investments sold..............................           (103)                --
                                                                                ------------       ------------
     Net increase in net assets resulting from operations....................      3,948,233          5,266,514
                                                                                ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   INSTITUTIONAL SHARES: *
     Net investment income...................................................     (3,527,047)        (4,863,274)
                                                                                ------------       ------------
   SELECT SHARES: *
     Net investment income...................................................       (263,206)          (224,072)
                                                                                ------------       ------------
   PREFERRED SHARES: *
     Net investment income...................................................       (160,546)          (179,176)
                                                                                ------------       ------------

       Total distributions to shareholders...................................     (3,950,799)        (5,266,522)
                                                                                ------------       ------------

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)...........................      2,284,865        462,929,756
                                                                                ------------       ------------

   Net increase (decrease)in net assets......................................      2,282,299        462,929,748
                                                                                ------------       ------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A)...............................   $834,592,722       $832,310,423
                                                                                ============       ============

(A) Undistributed net investment income......................................   $      2,681       $      5,144
                                                                                ============       ============


                                                                                           GALAXY
                                                                                         INSTITUTIONAL
                                                                                      MONEY MARKET FUND
                                                                             --------------------------------------
                                                                             SIX MONTHS ENDED         YEAR ENDED
                                                                              APRIL 30, 2004          OCTOBER 31,
                                                                                (UNAUDITED)              2003
                                                                               --------------        --------------
NET ASSETS AT BEGINNING OF PERIOD............................................  $4,433,279,838        $1,284,031,825
                                                                               --------------        --------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income.....................................................      23,600,231            29,684,448
   Net realized gain (loss) on investments sold..............................          18,652                 7,943
                                                                               --------------        --------------
     Net increase in net assets resulting from operations....................      23,618,883            29,692,391
                                                                               --------------        --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   INSTITUTIONAL SHARES: *
     Net investment income...................................................     (19,185,005)          (26,271,153)
                                                                               --------------        --------------
   SELECT SHARES: *
     Net investment income...................................................      (3,727,427)           (2,851,117)
                                                                               --------------        --------------
   PREFERRED SHARES: *
     Net investment income...................................................        (695,438)             (561,270)
                                                                               --------------        --------------

       Total distributions to shareholders...................................     (23,607,870)          (29,683,540)
                                                                               --------------        --------------

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)...........................     707,203,481         3,149,239,162
                                                                               --------------        --------------

   Net increase (decrease)in net assets......................................     707,214,494         3,149,248,013
                                                                               --------------        --------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A)...............................  $5,140,494,332        $4,433,279,838
                                                                               ==============        ==============

(A) Undistributed net investment income......................................  $       (1,381)       $        6,258
                                                                               ==============        ==============



                                                                                               GALAXY
                                                                                        INSTITUTIONAL TREASURY
                                                                                          MONEY MARKET FUND
                                                                              -----------------------------------------
                                                                               SIX MONTHS ENDED          YEAR ENDED
                                                                                APRIL 30, 2004           OCTOBER 31,
                                                                                  (UNAUDITED)               2003
                                                                                --------------         ---------------
NET ASSETS AT BEGINNING OF PERIOD............................................   $3,972,607,916         $ 5,033,350,047
                                                                                --------------         ---------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income.....................................................       15,339,626              44,567,068
   Net realized gain (loss) on investments sold..............................            7,483                  17,909
                                                                                --------------         ---------------
     Net increase in net assets resulting from operations....................       15,347,109              44,584,977
                                                                                --------------         ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   INSTITUTIONAL SHARES: *
     Net investment income...................................................      (14,996,091)            (43,843,454)
                                                                                --------------         ---------------
   SELECT SHARES: *
     Net investment income...................................................         (147,945)               (105,560)
                                                                                --------------         ---------------
   PREFERRED SHARES: *
     Net investment income...................................................         (222,690)               (618,107)
                                                                                --------------         ---------------

       Total distributions to shareholders...................................      (15,366,726)            (44,567,121)
                                                                                --------------         ---------------

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)...........................    (190,526,725)          (1,060,759,987)
                                                                                --------------         ---------------

   Net increase (decrease)in net assets......................................    (190,546,342)          (1,060,742,131)
                                                                                --------------         ---------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A)...............................   $3,782,061,574         $ 3,972,607,916
                                                                                ==============         ===============

(A) Undistributed net investment income......................................   $       41,038         $        68,138
                                                                                ==============         ===============

 --------------------------------------------------------
*      Effective February 28, 2004, Class I, Class II and Class III Shares were redesignated Institutional, Select and Preferred
       Shares, respectively.
(1)    For details on share transactions by series, see Statements of Changes in Net Assets - Capital Stock Activity on
       pages 16 and 17.


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                      14-15

--------------------------------------------------------------------------------
GALAXY INSTITUTIONAL MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS --
CAPITAL STOCK ACTIVITY

                                                                                         GALAXY
                                                                                 INSTITUTIONAL GOVERNMENT
                                                                                    MONEY MARKET FUND
                                                                           --------------------------------------
                                                                            SIX MONTHS ENDED
                                                                             APRIL 30, 2004          YEAR ENDED
                                                                               (UNAUDITED)       OCTOBER 31, 2003**
                                                                            ----------------     ----------------
DOLLAR AMOUNTS
INSTITUTIONAL SHARES: *
   Sold.................................................................     $ 1,409,545,994      $ 1,983,032,136
   Issued to shareholders in reinvestment of dividends..................           1,635,203            1,002,300
   Repurchased .........................................................      (1,414,979,570)      (1,628,997,530)
                                                                             ---------------      ---------------
   Net increase (decrease) in shares outstanding .......................     $    (3,798,373)     $   355,036,906
                                                                             ===============      ===============
SELECT SHARES: *
   Sold ................................................................     $   110,581,089      $   144,081,763
   Issued to shareholders in reinvestment of dividends .................             262,992              224,071
   Repurchased .........................................................         (89,168,514)         (93,765,624)
                                                                             ---------------      ---------------
   Net increase (decrease) in shares outstanding .......................     $    21,675,567      $    50,540,210
                                                                             ===============      ===============
PREFERRED SHARES: *
   Sold ................................................................     $    48,285,202      $    85,914,285
   Issued to shareholders in reinvestment of dividends .................             160,425              179,175
   Repurchased .........................................................         (64,037,956)         (28,740,820)
                                                                             ---------------      ---------------
   Net increase (decrease) in shares outstanding .......................     $   (15,592,329)     $    57,352,640
                                                                             ===============      ===============
SHARE ACTIVITY
INSTITUTIONAL SHARES: *
   Sold ................................................................       1,409,545,994        1,983,032,136
   Issued to shareholders in reinvestment of dividends .................           1,635,203            1,002,300
   Repurchased .........................................................      (1,414,979,570)      (1,628,997,530)
                                                                             ---------------      ---------------
   Net increase (decrease) in shares outstanding .......................          (3,798,373)         355,036,906
                                                                             ===============      ===============
SELECT SHARES: *
   Sold ................................................................         110,581,089          144,081,763
   Issued to shareholders in reinvestment of dividends .................             262,992              224,071
   Repurchased .........................................................         (89,168,514)         (93,765,624)
                                                                             ---------------      ---------------
   Net increase (decrease) in shares outstanding .......................          21,675,567           50,540,210
                                                                             ===============      ===============
PREFERRED SHARES: *
   Sold ................................................................          48,285,202           85,914,285
   Issued to shareholders in reinvestment of dividends .................             160,425              179,175
   Repurchased .........................................................         (64,037,956)         (28,740,820)
                                                                             ---------------      ---------------
   Net increase (decrease) in shares outstanding .......................         (15,592,329)          57,352,640
                                                                             ===============      ===============


                                                                                           GALAXY
                                                                                        INSTITUTIONAL
                                                                                      MONEY MARKET FUND
                                                                           --------------------------------------
                                                                           SIX MONTHS ENDED
                                                                            APRIL 30, 2004          YEAR ENDED
                                                                              (UNAUDITED)        OCTOBER 31, 2003
                                                                           ----------------      ----------------
DOLLAR AMOUNTS
INSTITUTIONAL SHARES: *
   Sold.................................................................   $  7,084,071,608       $ 9,778,714,284
   Issued to shareholders in reinvestment of dividends..................          8,331,469             9,862,043
   Repurchased .........................................................     (6,574,010,349)       (7,388,892,005)
                                                                           ----------------       ---------------
   Net increase (decrease) in shares outstanding .......................   $    518,392,728       $ 2,399,684,322
                                                                           ================       ===============
SELECT SHARES: *
   Sold ................................................................   $  2,456,084,022       $ 1,451,188,452
   Issued to shareholders in reinvestment of dividends .................          3,726,206             2,851,117
   Repurchased .........................................................     (2,277,252,208)         (857,269,234)
                                                                           ----------------       ---------------
   Net increase (decrease) in shares outstanding .......................   $    182,558,020       $   596,770,335
                                                                           ================       ===============
PREFERRED SHARES: *
   Sold ................................................................   $    731,255,303       $   827,994,524
   Issued to shareholders in reinvestment of dividends .................            695,191               561,270
   Repurchased .........................................................       (725,697,761)         (675,771,289)
                                                                           ----------------       ---------------
   Net increase (decrease) in shares outstanding .......................   $      6,252,733       $   152,784,505
                                                                           ================       ===============
SHARE ACTIVITY
INSTITUTIONAL SHARES: *
   Sold ................................................................      7,084,071,608         9,778,714,284
   Issued to shareholders in reinvestment of dividends .................          8,331,469             9,862,043
   Repurchased .........................................................    (6,574,010,349)        (7,388,892,005)
                                                                           ----------------       ---------------
   Net increase (decrease) in shares outstanding .......................        518,392,728         2,399,684,322
                                                                           ================       ===============
SELECT SHARES: *
   Sold ................................................................      2,456,084,022         1,451,188,452
   Issued to shareholders in reinvestment of dividends .................          3,726,206             2,851,117
   Repurchased .........................................................     (2,277,252,208)         (857,269,234)
                                                                           ----------------       ---------------
   Net increase (decrease) in shares outstanding .......................        182,558,020           596,770,335
                                                                           ================       ===============
PREFERRED SHARES: *
   Sold ................................................................        731,255,303           827,994,524
   Issued to shareholders in reinvestment of dividends .................            695,191               561,270
   Repurchased .........................................................       (725,697,761)         (675,771,289)
                                                                           ----------------       ---------------
   Net increase (decrease) in shares outstanding .......................          6,252,733           152,784,505
                                                                           ================       ===============



                                                                                          GALAXY
                                                                                  INSTITUTIONAL TREASURY
                                                                                     MONEY MARKET FUND
                                                                           -------------------------------------
                                                                           SIX MONTHS ENDED
                                                                           APRIL 30, 2004          YEAR ENDED
                                                                             (UNAUDITED)        OCTOBER 31, 2003
                                                                           ---------------      ----------------
DOLLAR AMOUNTS
INSTITUTIONAL SHARES: *
   Sold.................................................................   $ 4,142,316,573       $ 7,162,281,689
   Issued to shareholders in reinvestment of dividends..................         2,037,338             5,448,569
   Repurchased .........................................................    (4,323,252,609)       (8,273,285,746)
                                                                           ---------------       ---------------
   Net increase (decrease) in shares outstanding .......................   $  (178,898,698)      $(1,105,555,488)
                                                                           ===============       ===============
SELECT SHARES: *
   Sold ................................................................   $    49,105,704       $    88,280,788
   Issued to shareholders in reinvestment of dividends .................           147,646               105,560
   Repurchased .........................................................       (54,118,439)          (51,530,947)
                                                                           ---------------       ---------------
   Net increase (decrease) in shares outstanding .......................   $    (4,865,089)      $    36,855,401
                                                                           ===============       ===============
PREFERRED SHARES: *
   Sold ................................................................   $   116,882,284       $   250,040,186
   Issued to shareholders in reinvestment of dividends .................           222,141               618,059
   Repurchased .........................................................      (123,867,363)         (242,718,145)
                                                                           ---------------       ---------------
   Net increase (decrease) in shares outstanding .......................   $    (6,762,938)      $     7,940,100
                                                                           ===============       ===============
SHARE ACTIVITY
INSTITUTIONAL SHARES: *
   Sold ................................................................     4,142,316,573         7,162,281,689
   Issued to shareholders in reinvestment of dividends .................         2,037,338             5,448,569
   Repurchased .........................................................    (4,323,252,609)       (8,273,285,746)
                                                                           ---------------       ---------------
   Net increase (decrease) in shares outstanding .......................      (178,898,698)       (1,105,555,488)
                                                                           ===============       ===============
SELECT SHARES: *
   Sold ................................................................        49,105,704            88,280,788
   Issued to shareholders in reinvestment of dividends .................           147,646               105,560
   Repurchased .........................................................       (54,118,439)          (51,530,947)
                                                                           ---------------       ---------------
   Net increase (decrease) in shares outstanding .......................        (4,865,089)           36,855,401
                                                                           ===============       ===============
PREFERRED SHARES: *
   Sold ................................................................       116,882,284           250,040,186
   Issued to shareholders in reinvestment of dividends .................           222,141               618,059
   Repurchased .........................................................      (123,867,363)         (242,718,145)
                                                                           ---------------       ---------------
   Net increase (decrease) in shares outstanding .......................        (6,762,938)            7,940,100
                                                                           ===============       ===============

--------------------------------
*      Effective February 28, 2004, Class I, Class II and Class III Shares were  redesignated Institutional, Select and Preferred
       Shares, respectively.
**     Institutional Government Money Market Fund began offering Select Shares (formerly, Class II Shares) and Preferred Shares
       (formerly, Class III Shares) on February 28, 2003.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                      16-17

--------------------------------------------------------------------------------
GALAXY INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                           INCOME FROM
                                                           INVESTMENT                LESS
                                                           OPERATIONS            DISTRIBUTIONS
                                                          ------------           -------------


                                        NET ASSET                                DISTRIBUTIONS         NET INCREASE        NET ASSET
                                          VALUE                NET                 FROM NET             (DECREASE)           VALUE
                                        BEGINNING          INVESTMENT             INVESTMENT              IN NET            END OF
                                        0F PERIOD            INCOME                 INCOME              ASSET VALUE         PERIOD
                                        ---------          ----------             -----------           -----------       ----------
INSTITUTIONAL
04/30/04 (unaudited)(1)                  $1.00                $0.00(3)              $(0.00)(3)              $--              $1.00
10/31/03                                  1.00                 0.01                  (0.01)                  --               1.00
10/31/02                                  1.00                 0.02                  (0.02)                  --               1.00
10/31/01                                  1.00                 0.05                  (0.05)                  --               1.00
10/31/00                                  1.00                 0.06                  (0.06)                  --               1.00
10/31/99                                  1.00                 0.05                  (0.05)                  --               1.00

SELECT
04/30/04 (unaudited)(1)                   1.00                 0.00(3)               (0.00)(3)               --               1.00
10/31/03(2)                               1.00                 0.01                  (0.01)                  --               1.00

PREFERRED
04/30/04 (unaudited)(1)                   1.00                 0.00(3)               (0.00)(3)               --               1.00
10/31/03(2)                               1.00                 0.01                  (0.01)                  --               1.00


                                                                             RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                                      -----------------------------------------------------------
                                                                         RATIO OF NET           RATIO OF              RATIO OF
                                                                          INVESTMENT            OPERATING             OPERATING
                                                     NET ASSETS            INCOME               EXPENSES              EXPENSES
                                                       END OF             INCLUDING             INCLUDING             EXCLUDING
                                      TOTAL            PERIOD          REIMBURSEMENT/        REIMBURSEMENT/        REIMBURSEMENT/
                                    RETURN(4)         (IN 000S)            WAIVER                WAIVER                WAIVER
                                   ----------       ------------      ---------------       ---------------        ---------------
INSTITUTIONAL
04/30/04 (unaudited)(1)                 0.46%**       $720,617                0.93%*                0.17%*                0.30%*
10/31/03                                1.07%          724,417                1.04%                 0.18%                 0.31%
10/31/02                                1.71%          369,381                1.68%                 0.30%                 0.30%
10/31/01                                4.71%          324,272                4.55%                 0.27%                 0.34%
10/31/00                                6.09%          252,482                5.94%                 0.20%                 0.35%
10/31/99                                4.92%          222,443                4.82%                 0.20%                 0.38%

SELECT
04/30/04 (unaudited)(1)                 0.41%**         72,216                0.83%*                0.27%*                0.45%*
10/31/03(2)                             0.63%**         50,540                0.94%*                0.28%*                0.46%*

PREFERRED
04/30/04 (unaudited)(1)                 0.34%**         41,760                0.68%*                0.42%*                0.55%*
10/31/03(2)                             0.51%**         57,353                0.79%*                0.43%*                0.56%*

---------------------------------
*    Annualized
**   Not Annualized
(1)  Effective  February 28, 2004, Class I, Class II and Class III Shares were  redesignated  Institutional,  Select and
     Preferred Shares, respectively.
(2)  The Fund began offering Select Shares (formerly, Class II Shares) and Preferred Shares (formerly, Class III Shares)
     on February 28, 2003.
(3)  Net investment  income per share and distributions  from net investment  income were less than $0.005.  (4) Had the investment  advisor and/or its  affiliates not waived or reimbursed a portion of expenses,  total return would have been reduced.

                             SEE NOTES TO FINANCIAL STATEMENTS.
                                           18-19

--------------------------------------------------------------------------------
GALAXY INSTITUTIONAL MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                           INCOME FROM
                                                           INVESTMENT                LESS
                                                           OPERATIONS            DISTRIBUTIONS
                                                          ------------           -------------


                                        NET ASSET                                DISTRIBUTIONS         NET INCREASE        NET ASSET
                                          VALUE                NET                 FROM NET             (DECREASE)           VALUE
                                        BEGINNING          INVESTMENT             INVESTMENT              IN NET            END OF
                                        0F PERIOD            INCOME                 INCOME              ASSET VALUE         PERIOD
                                        ---------          ----------             -----------           -----------       ----------
INSTITUTIONAL
04/30/04 (unaudited)(1)                    $1.00               $0.00(4)              $(0.00)(4)            $--                $1.00
10/31/03                                    1.00                0.01                  (0.01)                --                 1.00
10/31/02                                    1.00                0.02                  (0.02)                --                 1.00
10/31/01                                    1.00                0.05                  (0.05)                --                 1.00
10/31/00(2)                                 1.00                0.03                  (0.03)                --                 1.00
05/31/00                                    1.00                0.05                  (0.05)                --                 1.00
05/31/99                                    1.00                0.05                  (0.05)                --                 1.00

SELECT
04/30/04 (unaudited)(1)                     1.00                0.00(4)               (0.00)(4)             --                 1.00
10/31/03                                    1.00                0.01                  (0.01)                --                 1.00
10/31/02                                    1.00                0.02                  (0.02)                --                 1.00
10/31/01(3)                                 1.00                0.03                  (0.03)                --                 1.00

PREFERRED
04/30/04 (unaudited)(1)                     1.00                0.00(4)               (0.00)(4)             --                 1.00
10/31/03                                    1.00                0.01                  (0.01)                --                 1.00
10/31/02                                    1.00                0.01                  (0.01)                --                 1.00
10/31/01(3)                                 1.00                0.02                  (0.02)                --                 1.00





                                                                              RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                                        -----------------------------------------------------------
                                                                          RATIO OF NET            RATIO OF              RATIO OF
                                                                           INVESTMENT             OPERATING             OPERATING
                                                     NET ASSETS              INCOME               EXPENSES              EXPENSES
                                                       END OF               INCLUDING             INCLUDING             EXCLUDING
                                    TOTAL              PERIOD            REIMBURSEMENT/        REIMBURSEMENT/        REIMBURSEMENT/
                                  RETURN(4)           (IN 000S)              WAIVER                WAIVER                WAIVER
                                 ----------         ------------        ---------------       ---------------        ---------------
INSTITUTIONAL
04/30/04 (unaudited)(1)            0.49%**           $4,157,893               0.98%*                0.16%*                0.28%*
10/31/03                           1.15%              3,639,495               1.10%                 0.14%                 0.28%
10/31/02                           1.72%              1,239,803               1.72%                 0.26%                 0.30%
10/31/01                           4.64%              1,035,540               4.27%                 0.30%                 0.31%
10/31/00(2)                        2.68%**              511,440               6.33%*                0.29%*                0.31%*
05/31/00                           5.43%                696,613               5.35%                 0.30%                 0.30%
05/31/99                           5.10%                516,901               4.93%                 0.30%                 0.35%

SELECT
04/30/04 (unaudited)(1)            0.44%**              818,814               0.88%*                0.26%*                0.43%*
10/31/03                           1.03%                636,252               1.00%                 0.24%                 0.43%
10/31/02                           1.61%                 39,481               1.61%                 0.37%                 0.44%
10/31/01(3)                        2.55%**                   52               4.18%*                0.39%*                0.40%*

PREFERRED
04/30/04 (unaudited)(1)            0.36%**              163,787               0.73%*                0.41%*                0.53%*
10/31/03                           0.90%                157,533               0.85%                 0.39%                 0.53%
10/31/02                           1.51%                  4,748               1.53%                 0.45%                 0.54%
10/31/01(3)                        2.43%**                   52               4.07%*                0.49%*                0.50%*

-----------------------------------
*    Annualized
**   Not Annualized
(1)  Effective February 28, 2004, Class I, Class II and Class III Shares were redesignated Institutional, Select and
     Preferred Shares, respectively.
(2)  The Fund commenced operations on November 5, 1997 as a separate portfolio (the "Predecessor Fund") of the Boston
     1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of the Trust. Prior to the reorganization, the Predecessor Fund offered and sold one class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Class I Shares of the Galaxy Institutional Money
     Market Fund.
(3)  The Fund began offering Select Shares (formerly, Class II Shares) and Preferred Shares (formerly, Class III Shares)
     on March 1, 2001.
(4)  Net investment income per share and distributions from net investment income were less than $0.005.
(5)  Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

                           SEE NOTES TO FINANCIAL STATEMENTS.
                                          20-21

--------------------------------------------------------------------------------
GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                           INCOME FROM
                                                           INVESTMENT                LESS
                                                           OPERATIONS            DISTRIBUTIONS
                                                          ------------           -------------


                                        NET ASSET                                DISTRIBUTIONS         NET INCREASE        NET ASSET
                                          VALUE                NET                 FROM NET             (DECREASE)           VALUE
                                        BEGINNING          INVESTMENT             INVESTMENT              IN NET            END OF
                                        0F PERIOD            INCOME                 INCOME              ASSET VALUE         PERIOD
                                        ---------          ----------             -----------           -----------       ----------
INSTITUTIONAL
04/30/04 (unaudited)(1)                   $1.00               $0.00(4)              $(0.00)(4)               $--            $1.00
10/31/03                                   1.00                0.01                  (0.01)                   --             1.00
10/31/02                                   1.00                0.02                  (0.02)                   --             1.00
10/31/01                                   1.00                0.05                  (0.05)                   --             1.00
10/31/00(2)                                1.00                0.03                  (0.03)                   --             1.00
05/31/00                                   1.00                0.05                  (0.05)                   --             1.00
05/31/99                                   1.00                0.05                  (0.05)                   --             1.00

SELECT
04/30/04 (unaudited)(1)                    1.00                0.00(4)               (0.00)(4)                --             1.00
10/31/03                                   1.00                0.01                  (0.01)                   --             1.00
10/31/02                                   1.00                0.02                  (0.02)                   --             1.00
10/31/01(3)                                1.00                0.02                  (0.02)                   --             1.00

PREFERRED
04/30/04 (unaudited)(1)                    1.00                0.00(4)               (0.00)(4)                --             1.00
10/31/03                                   1.00                0.01                  (0.01)                   --             1.00
10/31/02                                   1.00                0.01                  (0.01)                   --             1.00
10/31/01(3)                                1.00                0.02                  (0.02)                   --             1.00





                                                                              RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                                       -----------------------------------------------------------
                                                                         RATIO OF NET            RATIO OF              RATIO OF
                                                                          INVESTMENT             OPERATING             OPERATING
                                                    NET ASSETS              INCOME               EXPENSES              EXPENSES
                                                      END OF               INCLUDING             INCLUDING             EXCLUDING
                                 TOTAL                PERIOD            REIMBURSEMENT/        REIMBURSEMENT/        REIMBURSEMENT/
                               RETURN(4)             (IN 000S)              WAIVER                WAIVER                WAIVER
                              ----------           ------------        ---------------       ---------------        ---------------
INSTITUTIONAL
04/30/04 (unaudited)(1)         0.39%**(5)         $3,678,790               0.78%*                0.28%*                0.28%*
10/31/03                        0.98%(5)            3,857,708               0.98%                 0.28%                 0.28%
10/31/02                        1.69%(5)            4,963,246               1.68%                 0.28%                 0.28%
10/31/01                        4.60%(5)            5,378,265               4.44%                 0.28%                 0.29%
10/31/00(2)                     2.64%**(5)          4,829,762               6.24%*                0.27%*                0.29%*
05/31/00                        5.26%               5,022,306               5.15%                 0.30%                 0.30%
05/31/99                        4.90%               4,346,037               4.79%                 0.31%                 0.31%

SELECT
04/30/04 (unaudited)(1)         0.34%**(5)             32,043               0.68%*                0.38%*                0.43%*
10/31/03                        0.87%(5)               36,908               0.88%                 0.38%                 0.43%
10/31/02                        1.57%(5)                   53               1.57%                 0.39%                 0.39%
10/31/01(3)                     2.48%**(5)                 52               4.34%*                0.38%*                0.39%*

PREFERRED
04/30/04 (unaudited)(1)         0.28%**(5)             71,228               0.55%*                0.51%*                0.53%*
10/31/03                        0.75%(5)               77,991               0.75%                 0.51%                 0.53%
10/31/02                        1.47%(5)               70,051               1.46%                 0.50%                 0.53%
10/31/01(3)                     2.43%**(5)             44,102               4.24%*                0.48%*                0.53%*

--------------------------------
*    Annualized
**   Not Annualized
(1)  Effective February 28, 2004, Class I, Class II and Class III Shares were redesignated Institutional, Select and
     Preferred Shares, respectively.
(2)  The Fund commenced operations on November 5, 1997 as a separate portfolio (the "Predecessor Fund") of the Boston
     1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of the Trust. Prior to the reorganization, the Predecessor Fund offered and sold one class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Class I Shares of the Galaxy Institutional Money
     Market Fund.
(3)  The Fund began offering Select Shares (formerly, Class II Shares) and Preferred Shares (formerly, Class III Shares)
     on March 1, 2001.
(4)  Net investment income per share and distributions from net investment income were less than $0.005.
(5)  Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

                            SEE NOTES TO FINANCIAL STATEMENTS.
                                         22-23

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1.  ORGANIZATION

  The Galaxy Fund (the "Trust") is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Information presented in these financial statements pertains to the following diversified portfolios (individually referred to as a "Fund", collectively referred to as the "Funds"):

         Galaxy Institutional Government Money Market Fund
         Galaxy Institutional Money Market Fund
         Galaxy Institutional Treasury Money Market Fund

  INVESTMENT GOAL: The Galaxy Institutional Government Money Market Fund seeks current income with liquidity and stability of principal. The Galaxy Institutional Money Market Fund and Galaxy Institutional Treasury Money Market Fund seek to preserve the principal value of a shareholder's investment and to maintain a high degree of liquidity while providing current income.

  FUND SHARES: The Funds may issue an unlimited number of shares. Each Fund offers three series of shares: Institutional Shares, Select Shares and Preferred Shares. Each series of shares is available for purchase by financial institutions that are purchasing shares of the Funds on behalf of their customers. Institutional Shares are also available for purchase by institutional investors. Each series of shares is offered continuously at net asset value and has its own expense structure. Effective February 28, 2004, Class I, Class II and Class III Shares of the Funds were redesignated Institutional Shares, Select Shares and Preferred Shares, respectively.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

  USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

  SECURITY VALUATION: Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in other investment companies are valued at net asset value.

  SECURITY TRANSACTIONS: Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

  REPURCHASE AGREEMENTS: Each Fund may engage in repurchase agreement transactions with institutions that the Funds' investment advisor has determined are creditworthy. Each Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon each Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights.

  JOINT TRADING ACCOUNTS: Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other affiliated funds may transfer their uninvested cash balances into one or more joint trading accounts. The assets in the joint trading accounts are invested in one or more repurchase agreements or other short-term investments. These repurchase agreements are subject to the same collateral requirements as discussed above.

  INCOME RECOGNITION: Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Dividend income is recorded on the ex-date.

  DETERMINATION OF SERIES NET ASSET VALUES: All income, expenses (other than series-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each series of a Fund on a daily basis for purposes of determining the net asset value of each series. Income and expenses are allocated to each series based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each series.

  FEDERAL INCOME TAX STATUS: Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable or tax-exempt income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

  DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 3.  FEDERAL TAX INFORMATION

  The tax character of distributions paid during the year ended October 31, 2003 was as follows:

                                           OCTOBER 31, 2003
                                           ----------------
                                      TAX-EXEMPT      ORDINARY
FUND                                    INCOME         INCOME
----                                    ------         ------
Galaxy Institutional Government
  Money Market Fund..........          $      --    $ 5,266,522
Galaxy Institutional
  Money Market Fund..........                 --     29,683,540
Galaxy Institutional Treasury
  Money Market Fund..........                 --     44,567,121

  The following capital loss carryforwards, determined as of October 31, 2003, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

FUND                                    AMOUNT       EXPIRATION
----                                    ------       ----------
Galaxy Institutional Government
  Money Market Fund..........          $   5,154          2004

NOTE 4.  FEES AND COMPENSATION

  Columbia Management Advisors, Inc. ("Columbia") is the investment advisor to the Funds. Prior to April 1, 2004, Columbia was an indirect, wholly owned subsidiary of FleetBoston Financial Corporation ("FleetBoston"). On April 1, 2004, FleetBoston, including the Funds' investment advisor and distributor, was acquired by Bank of America Corporation ("BOA"). The acquisition did not change the way the Funds are managed, the investment personnel assigned to manage the Funds or the fees paid by the Funds.

INVESTMENT ADVISORY FEE

  Columbia receives a monthly investment advisory fee at the annual rate of 0.20% of the average daily net assets of each Fund.

  Effective March 1, 2004, Columbia has voluntarily agreed to waive a portion of its investment advisory fee so that such fee will not exceed 0.09% annually of the average net assets of each of the Galaxy Institutional Money Market Fund and Galaxy Institutional Government Money Market Fund. Columbia, at its discretion, may revise or discontinue this waiver any time.

  For the period December 1, 2003 through February 29, 2004, Columbia voluntarily waived a portion of its investment advisory fee so that such fee did not exceed 0.07% annually of the average net assets of each of the Galaxy Institutional Money Market Fund and Galaxy Institutional Government Money Market Fund. Prior to December 1, 2003, Columbia voluntarily waived a portion of its investment advisory fee so that such fee did not exceed 0.05% annually of the average net assets of each of the Galaxy Institutional Money Market Fund and Galaxy Institutional Government Money Market Fund.

  For the six months ended April 30, 2004, the annualized effective investment advisory fee rates for the Galaxy Institutional Government Money Market Fund, Galaxy Institutional Money Market Fund and Galaxy Institutional Treasury Money Market Fund were 0.07%, 0.07% and 0.20%, respectively.

ADMINISTRATION FEE

  Columbia is responsible for providing administrative and other services to each Fund. Columbia has delegated those functions to PFPC Inc. ("PFPC"), a member of PNC Financial Services Group. Columbia pays a portion of the administration fees received to PFPC, as the sub-administrator to the Trust.

  Under its agreement with the Funds, Columbia receives a fee based on the combined average daily net assets of the Funds and the other funds offered by the Trust at the following annual rates:

         AVERAGE DAILY NET ASSETS          FEE RATE
         -------------------------         --------
         First $30 billion                  0.067%
         Over $30 billion                   0.050%


PRICING AND BOOKKEEPING FEES

  Columbia is responsible for providing pricing and bookkeeping services to each Fund under a pricing and bookkeeping agreement. Columbia has delegated those functions to PFPC and pays the total fees it receives to PFPC as the sub-pricing and bookkeeping agent to the Funds.

  Under its pricing and bookkeeping agreement with the Funds, Columbia receives an annual fee based on the average daily net assets of each Fund as follows:

         AVERAGE DAILY NET ASSETS                        FEE RATE
         -------------------------                       --------
          Under $50 million ..........................   $25,000
          Over $50 million but less
           than $200 million .........................   $35,000
          Over $200 million but less
           than $500 million .........................   $50,000
          Over $500 million but less than $1 billion .   $85,000
          Over $1 billion ............................  $125,000

  For multiple class funds, Columbia is entitled to receive an additional annual fee of $10,000 per fund. In addition, Columbia receives a fee for pricing services based on the number of securities held in each fund.

  For the six months ended April 30, 2004, the annualized effective pricing and bookkeeping fee rates for the Galaxy Institutional Government Money Market Fund, Galaxy Institutional Money Market Fund and Galaxy Institutional Treasury Money Market Fund were 0.011%, 0.003% and 0.003%, respectively.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

TRANSFER AGENT FEE

  PFPC (the "Transfer Agent") provides shareholder services to the Funds. Institutional Shares, Select Shares and Preferred Shares of each Fund bear series-specific transfer agent charges based upon the number of shareholder accounts for each series subject to a minimum fee of $5,000 annually per Fund. Institutional Shares of the Funds also bear additional transfer agency fees in order to compensate PFPC for payments made to an affiliate of Columbia for performing certain sub-account and administrative functions on a per-account basis with respect to the Institutional Shares held by defined contribution plans. These additional fees are based on the number of underlying participant accounts. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

SHAREHOLDER SERVICES FEES

  Columbia Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the exclusive distributor of the Trust's shares.

  The Trust has adopted a shareholder services plan (the "Services Plan") with respect to the Select Shares and Preferred Shares of the Funds. The Services Plan provides compensation to institutions (including affiliates of Columbia) which provide administrative and support services to their customers who beneficially own Select Shares and/or Preferred Shares. Payment by the Trust for shareholder liaison services fee may not exceed an annual rate of 0.25% of the average daily net assets attributable to the Select Shares or Preferred Shares of each Fund. Payment by the Trust for shareholder administrative support services fee may not exceed an annual rate of 0.25% of the average daily net assets attributable to the Select Shares or Preferred Shares of each Fund.

  The Trust is currently limiting total payments under the Services Plan to aggregate annual rates not to exceed 0.15% and 0.25% of the average daily net assets attributable to the Select Shares and Preferred Shares, respectively, of each Fund. In addition, affiliates of Columbia have voluntarily agreed to further limit total payments under the Services Plan for the Select Shares of each Fund, so that the total fees will not exceed 0.10% annually of the average daily net assets attributable to the Select Shares. These affiliates, at their discretion, may revise or discontinue this waiver at any time.

EXPENSE LIMITS AND FEE WAIVERS

  Columbia has voluntarily agreed to waive fees and reimburse certain expenses of the Funds to the extent that total expenses (exclusive of shareholder services fees, interest, taxes and extraordinary expenses, if any) exceed certain limitations. Columbia may revise or discontinue this arrangement at any time.

  For the six months ended April 30, 2004, Columbia and its affiliates waived fees and/or reimbursed expenses with respect to the Funds as follows:

                                        FEES          EXPENSES
FUND                                   WAIVED        REIMBURSED
----                                   ------        ----------
Galaxy Institutional Government
  Money Market Fund ...........     $  569,966           $   --
Galaxy Institutional
  Money Market Fund ...........      3,350,937               --
Galaxy Institutional Treasury
  Money Market Fund ...........         14,676            8,644

FEES PAID TO OFFICERS AND TRUSTEES

  The Trust pays no compensation to its officers. With the exception of two officers, all officers of the Trust are employees of Columbia or its affiliates. The Trustees of the Trust may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Funds' assets.

OTHER

  Columbia provides certain services to the Funds related to Sarbanes-Oxley compliance. For the six months ended April 30, 2004, the Galaxy Institutional Government Money Market Fund, Galaxy Institutional Money Market Fund and Galaxy Institutional Treasury Money Market Fund paid $1,197, $3,705 and $4,066, respectively, to Columbia for such services. These amounts are included in Other Expenses in the Statement of Operations.

  Expenses for the six months ended April 30, 2004 include legal fees of $14,609, $96,726 and $68,227 for the Galaxy Institutional Government Money Market Fund, Galaxy Institutional Money Market Fund and Galaxy Institutional Treasury Money Market Fund, respectively, paid to Drinker Biddle & Reath LLP. A partner of that firm serves as an officer of the Trust.

NOTE 5.  DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

LEGAL PROCEEDINGS

  Columbia, the Distributor, and certain of their affiliates (collectively, "the Columbia Group") have received information requests and subpoenas from various regulatory and law enforcement authorities in connection with their investigations of late trading and market timing in mutual funds. The Columbia Group has not uncovered any instances where Columbia or the Distributor were knowingly involved in late trading of mutual fund shares.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

  On February 24, 2004, the Securities and Exchange Commission ("SEC") filed a civil complaint in the United States District Court for the District of Massachusetts against Columbia and the Distributor, alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual fund shares. Also on February 24, 2004, the New York Attorney General ("NYAG") filed a civil complaint in New York Supreme Court, County of New York, against Columbia and the Distributor alleging that Columbia and the Distributor had violated certain New York anti-fraud statutes. If either Columbia or the Distributor is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor or distributor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could prevent Columbia, the Distributor or any company that is an affiliated person of Columbia and the Distributor from serving as an investment advisor or distributor for any registered investment company, including the Trust. The Trust has been informed by Columbia and the Distributor that, if these results occur, they will seek exemptive relief from the SEC to permit them to continue to serve as the Trust's investment advisor and distributor. There is no assurance that such exemptive relief will be granted. On March 15, 2004, Columbia and the Distributor entered into agreements in principle with the SEC Division of Enforcement and NYAG in settlement of the charges. Under the agreements, Columbia and the Distributor agreed, among other things, to the following conditions: payment of $70 million in disgorgement; payment of $70 million in civil penalties; an order requiring Columbia and the Distributor to cease and desist from violations of the antifraud provisions and other provisions of the federal securities laws; governance changes designed to maintain the independence of the mutual fund boards of trustees and ensure compliance with securities laws and their fiduciary duties; and retention of an independent consultant to review Columbia's and the Distributor's compliance policies and procedures. The agreement requires the final approval of the SEC. In a separate agreement with the NYAG, the Columbia Group has agreed to reduce mutual fund fees by $80 million over a five-year period.

  As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of shares of the Funds, which could increase transaction costs or operating expenses, or have other adverse consequences for the Funds.

  In connection with the events described in detail above, various parties have filed suit against certain funds, their Boards and/or FleetBoston (and affiliated entities). These suits and certain regulatory investigations are ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

                       This page left blank intentionally.

IMPORTANT INFORMATION ABOUT THIS REPORT

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

  On March 4, 2004, Ernst & Young LLP ("E&Y") resigned as the Funds' independent registered public accounting firm. During the two most recent fiscal years, E&Y's audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, in connection with its audits for the two most recent fiscal years and through March 4, 2004, there were no disagreements between the Funds and E&Y on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which if not resolved to the satisfaction of E&Y would have caused it to make reference to the disagreement in its report on the financial statements for such years. Effective March 4, 2004, PricewaterhouseCoopers LLP was appointed by the audit committee of the Board of Trustees as the independent registered public accounting firm of the Funds for the fiscal year ending October 31, 2004.

INFORMATION ABOUT TRANSFER AGENT AND DISTRIBUTOR

The transfer agent for The Galaxy Fund ("Galaxy") is:

         PFPC, Inc.
         P.O. Box 6520
         Providence RI 02940-6520

Galaxy mails one shareholder report to each shareholder address. If you would like more than one report, please call PFPC, Inc. toll-free at 1-866-840-5469 and additional reports will be sent to you.

Financial advisors who want additional information about the Galaxy Institutional Government Money Market Fund, Galaxy Institutional Money Market Fund and Galaxy Institutional Treasury Money Market Fund should contact the distributor:

         Columbia Funds Distributor, Inc.
         One Financial Center
         Boston MA 02111
         800.426.3750.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge upon request by calling 1-866-840-5469, or (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

This report has been prepared for shareholders of the Galaxy Institutional Government Money Market Fund, Galaxy Institutional Money Market Fund and Galaxy Institutional Treasury Money Market Fund.

Semiannual report:
Galaxy Institutional Money Market Funds

[GRAPHIC OMITTED]
[LOGO]
GALAXY FUNDS

P.O. Box 6520
Providence, RI 02940-6520


-------------------------
   PRESORTED
   STANDARD
   POSTAGE PAID
   PERMIT NO. 105
   NORTH READING, MA
-------------------------

SAINSMM (06/01/04) 04/1409

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not filed Schedule 14A (17 CFR 240.14a-101) subsequent to the effective date of that Schedule's Item 7(d)(2)(ii)(G). However, it is the registrant's policy to consider candidates for the Board of Trustees who are recommended by shareholders. A shareholder who wishes to recommend a candidate for nomination to the Board may send information regarding the prospective candidate to the Nominating Committee of the Board at the registrant's principal business address. The information should include (i) the name, address and telephone number of the recommending shareholder and evidence of the recommending shareholder's ownership of shares of the registrant, (ii) the name, address, telephone number and date of birth of the proposed candidate, (iii) a full listing of the proposed candidate's education, experience and current employment, (iv) the names and addresses of at least three professional references, (v) information as to whether the candidate qualifies as a person who is not an "interested person" under the Investment Company Act of 1940, as amended (the "1940 Act") and is "independent" under New York Stock Exchange Listing Standards in relation to the registrant, and (vi) such other information as may be helpful to the Nominating Committee in evaluating the candidate. All satisfactorily completed information packages relating to a candidate will be forwarded to the members of the Nominating Committee.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) THE GALAXY FUND

By (Signature and Title)  /S/ GLEN P. MARTIN
                        --------------------------------------------------------
                                    Glen P. Martin, President


Date  June 30, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /S/ GLEN P. MARTIN
                        --------------------------------------------------------
                                    Glen P. Martin, President


Date  June 30, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)  /S/ J. KEVIN CONNAUGHTON
                        --------------------------------------------------------
                                    J. Kevin Connaughton, Treasurer


Date  June 30, 2004
    ----------------------------------------------------------------------------